UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $1,419,832)
Angola (Rep of) 9.500%, 11/12/2025		1,514,000	$1,445,325	0.18
			1,445,325	0.18
Argentina (Cost $13,892,850)
Argentina (Rep of) 6.875%, 04/22/2021		2,009,000	2,136,571	0.26
Argentina (Rep of) 7.500%, 04/22/2026		2,945,000	3,074,580	0.37
Argentina (Rep of) 8.280%, 12/31/2033		1,867,315	1,957,762	0.24
Argentina (Rep of), FRN 2.500%, 12/31/2038		4,538,446	2,795,683	0.34
Argentine Bonos del Tesoro 22.750%, 03/05/2018	ARS	57,884,773	3,763,593	0.46
			13,728,189	1.67
Azerbaijan (Cost $6,998,708)
Azerbaijan (Rep of) 4.750%, 03/18/2024		320,000	318,528	0.04
Southern Gas Corridor CJSC 6.875%, 03/24/2026		1,330,000	1,437,225	0.17
State Oil Co. of the Azerbaijan Republic 4.750%, 03/13/2023		4,990,000	4,817,096	0.59
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/2030		440,000	463,760	0.06
			7,036,609	0.86
Bahrain (Cost $804,620)
Bahrain (Rep of) 7.000%, 10/12/2028		790,000	809,714	0.10
			809,714	0.10
Belarus (Cost $5,192,049)
Belarus (Rep of) 8.950%, 01/26/2018		5,190,000	5,331,168	0.65
			5,331,168	0.65
Brazil (Cost $89,750,771)
Andrade Gutierrez International S.A. 4.000%, 04/30/2018		540,000	488,700	0.06
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		2,400,000	2,563,200	0.31
Brazil (Rep of) 4.875%, 01/22/2021		422,000	439,302	0.06
Brazil (Rep of) 2.625%, 01/05/2023		480,000	436,800	0.05
Brazil (Rep of) 8.875%, 04/15/2024		450,000	558,000	0.07
Brazil (Rep of) 4.250%, 01/07/2025		3,061,000	2,969,170	0.36
Brazil (Rep of) 6.000%, 04/07/2026		696,000	745,764	0.09
Brazil (Rep of) 8.250%, 01/20/2034		426,000	511,200	0.06
Brazil (Rep of) 7.125%, 01/20/2037		1,651,000	1,811,972	0.22
Brazil (Rep of) 5.625%, 01/07/2041		348,000	325,380	0.04
Brazil (Rep of) 5.000%, 01/27/2045		2,855,000	2,441,025	0.30
Brazil (Rep of) 5.625%, 02/21/2047		1,609,000	1,496,370	0.18
Brazil Letras do Tesouro Nacional 8.795%, 01/01/2020(2)	BRL	103,349,000	24,550,496	3.00
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	93,294,000	29,080,663	3.55
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	32,914,000	10,088,264	1.23
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2025	BRL	19,639,000	5,960,054	0.73
Marfrig Holdings Europe B.V. 6.875%, 06/24/2019		1,105,000	1,154,172	0.14
Minerva Luxembourg S.A. 12.250%, 02/10/2022		1,400,000	1,491,000	0.18
Petrobras Global Finance B.V. 5.750%, 01/20/2020		1,000,000	1,041,500	0.13
Petrobras Global Finance B.V. 5.375%, 01/27/2021		850,000	855,568	0.11
Petrobras Global Finance B.V. 6.875%, 01/20/2040		2,400,000	2,137,260	0.26
Petrobras Global Finance B.V. 6.850%, 06/05/2115		315,000	264,695	0.03

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil - (continued)
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		1,434,762	$1,384,545	0.17
QGOG Constellation S.A. 6.250%, 11/09/2019		2,205,000	1,653,750	0.20
			94,448,850	11.53
Chile (Cost $8,287,983)
Banco del Estado de Chile 4.125%, 10/07/2020		430,000	451,500	0.05
Banco del Estado de Chile 3.875%, 02/08/2022		360,000	370,322	0.05
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	50,000,000	82,404	0.01
Chile (Rep of) 3.125%, 01/21/2026		417,000	413,873	0.05
Corp. Nacional del Cobre de Chile 7.500%, 01/15/2019		240,000	264,221	0.03
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		1,429,000	1,482,882	0.18
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021		470,000	485,402	0.06
Corp. Nacional del Cobre de Chile 5.625%, 10/18/2043		273,000	302,157	0.04
Corp. Nacional del Cobre de Chile 4.875%, 11/04/2044		3,661,000	3,647,132	0.44
Empresa Nacional del Petroleo 3.750%, 08/05/2026(3)		860,000	821,300	0.10
			8,321,193	1.01
China (Cost $13,071,009)
Amber Circle Funding Ltd. 3.250%, 12/04/2022		222,000	223,656	0.03
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(3)(4)(5)		1,975,424	—	—
Kaisa Group Holdings Ltd. 7.560%, 12/31/2019(6)		113,659	108,976	0.01
Kaisa Group Holdings Ltd. 7.560%, 06/30/2020(6)		822,731	780,920	0.10
Kaisa Group Holdings Ltd. 7.560%, 12/31/2020(6)		867,658	815,764	0.10
Kaisa Group Holdings Ltd. 7.560%, 06/30/2021(6)		181,016	170,124	0.02
Kaisa Group Holdings Ltd. 7.560%, 12/31/2021(6)		211,326	199,014	0.02
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		6,742,000	7,101,308	0.87
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		1,460,000	1,763,705	0.21
			11,163,467	1.36
Colombia (Cost $28,183,941)
Colombia (Rep of) 7.375%, 03/18/2019		2,980,000	3,301,840	0.40
Colombia (Rep of) 11.750%, 02/25/2020		465,000	588,922	0.07
Colombia (Rep of) 4.000%, 02/26/2024		360,000	365,940	0.04
Colombia (Rep of) 8.125%, 05/21/2024		1,098,000	1,383,480	0.17
Colombia (Rep of) 3.875%, 04/25/2027		1,536,000	1,505,280	0.18
Colombia (Rep of) 7.375%, 09/18/2037		2,808,000	3,481,920	0.43
Colombia (Rep of) 6.125%, 01/18/2041		2,972,000	3,291,490	0.40
Colombia (Rep of) 5.625%, 02/26/2044		2,173,000	2,303,380	0.28
Colombia (Rep of) 5.000%, 06/15/2045		617,000	600,649	0.07
Colombian TES 5.000%, 11/21/2018	COP	1,360,600,000	455,294	0.06
Colombian TES 11.000%, 07/24/2020	COP	1,849,100,000	719,425	0.09
Colombian TES 7.000%, 05/04/2022	COP	19,037,200,000	6,644,460	0.81
Colombian TES 10.000%, 07/24/2024	COP	2,659,000,000	1,083,386	0.13
Colombian TES 7.750%, 09/18/2030	COP	1,628,500,000	592,897	0.07
Colombian TES 7.000%, 06/30/2032	COP	3,749,300,000	1,272,915	0.16
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	1,416,000,000	366,879	0.05
			27,958,157	3.41
Costa Rica (Cost $5,504,079)
Costa Rica (Rep of) 4.250%, 01/26/2023		3,277,000	3,104,957	0.38
Costa Rica (Rep of) 4.375%, 04/30/2025		450,000	412,875	0.05
Costa Rica (Rep of) 5.625%, 04/30/2043		1,660,000	1,374,663	0.17
Instituto Costarricense de Electricidad 6.950%, 11/10/2021		200,000	209,722	0.02
Instituto Costarricense de Electricidad 6.375%, 05/15/2043		390,000	315,409	0.04
			5,417,626	0.66

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Croatia (Cost $10,046,878)
Croatia (Rep of) 6.750%, 11/05/2019		2,100,000	$2,285,850	0.28
Croatia (Rep of) 6.625%, 07/14/2020		3,345,000	3,658,326	0.45
Croatia (Rep of) 6.375%, 03/24/2021		1,089,000	1,191,094	0.14
Croatia (Rep of) 6.000%, 01/26/2024		2,770,000	3,031,543	0.37
			10,166,813	1.24
Czech Republic (Cost $2,189,403)
New World Resources N.V. 8.000%, 04/07/2020(6)	EUR	1,855,042	—	—
New World Resources N.V. 4.000%, 10/07/2020(6)	EUR	669,526	—	—
			—	—
Dominican Republic (Cost $15,560,712)
Dominican (Rep of) 7.500%, 05/06/2021		1,517,000	1,668,700	0.20
Dominican (Rep of) 6.600%, 01/28/2024		840,000	898,800	0.11
Dominican (Rep of) 5.875%, 04/18/2024		3,819,000	3,917,072	0.48
Dominican (Rep of) 5.500%, 01/27/2025		2,240,000	2,224,253	0.27
Dominican (Rep of) 6.875%, 01/29/2026		2,510,000	2,678,295	0.33
Dominican (Rep of) 7.450%, 04/30/2044		1,820,000	1,920,100	0.23
Dominican (Rep of) 6.850%, 01/27/2045		2,040,000	2,005,973	0.25
			15,313,193	1.87
Ecuador (Cost $36,383,075)
Ecuador (Rep of) 10.500%, 03/24/2020		14,827,000	16,198,498	1.98
Ecuador (Rep of) 10.750%, 03/28/2022		6,569,000	7,373,702	0.90
Ecuador (Rep of) 7.950%, 06/20/2024		5,538,000	5,482,620	0.67
Ecuador (Rep of) 9.650%, 12/13/2026(3)		2,496,000	2,633,280	0.32
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 6.627%, 09/24/2019		9,341,895	9,525,930	1.16
			41,214,030	5.03
Egypt (Cost $4,127,088)
Egypt (Rep of) 6.125%, 01/31/2022(3)(5)		980,000	988,810	0.12
Egypt (Rep of) 6.875%, 04/30/2040		230,000	204,033	0.03
Egypt (Rep of) 8.500%, 01/31/2047(3)(5)		1,140,000	1,164,350	0.14
Egypt Treasury Bills 16.281%, 02/14/2017(2)	EGP	1,375,000	72,191	0.01
Egypt Treasury Bills 15.432%, 02/28/2017(2)	EGP	14,775,000	770,644	0.09
Egypt Treasury Bills 17.434%, 05/02/2017(2)	EGP	17,250,000	872,087	0.11
			4,072,115	0.50
El Salvador (Cost $3,013,443)
El Salvador (Rep of) 7.375%, 12/01/2019		990,000	992,475	0.12
El Salvador (Rep of) 5.875%, 01/30/2025		640,000	558,733	0.07
El Salvador (Rep of) 6.375%, 01/18/2027		270,000	236,925	0.03
El Salvador (Rep of) 8.250%, 04/10/2032		295,000	283,200	0.03
El Salvador (Rep of) 7.650%, 06/15/2035		150,000	131,835	0.02
El Salvador (Rep of) 7.625%, 02/01/2041		620,000	540,373	0.06
			2,743,541	0.33
Ethiopia (Cost $2,763,062)
Ethiopia (Rep of) 6.625%, 12/11/2024		2,938,000	2,642,085	0.32
			2,642,085	0.32
Gabon (Cost $2,614,914)
Gabon (Rep of) 6.375%, 12/12/2024		2,740,700	2,515,990	0.31
			2,515,990	0.31
Georgia (Cost $2,882,710)
Georgia (Rep of) 6.875%, 04/12/2021		2,290,000	2,530,542	0.31
Georgian Railway JSC 7.750%, 07/11/2022		340,000	369,886	0.04
			2,900,428	0.35

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ghana (Cost $880,830)
Ghana (Rep of) 9.250%, 09/15/2022		840,000	$887,443	0.11
			887,443	0.11
Guatemala (Cost $1,384,085)
Guatemala (Rep of) 4.875%, 02/13/2028		1,357,000	1,329,656	0.16
			1,329,656	0.16
Hungary (Cost $15,748,804)
Hungary (Rep of) 6.250%, 01/29/2020		1,650,000	1,811,700	0.22
Hungary (Rep of) 5.375%, 02/21/2023		3,140,000	3,423,479	0.42
Hungary (Rep of) 5.750%, 11/22/2023		4,104,000	4,582,034	0.56
Hungary (Rep of) 5.375%, 03/25/2024		1,570,000	1,723,075	0.21
Hungary (Rep of) 5.500%, 06/24/2025	HUF	433,960,000	1,768,746	0.21
Hungary (Rep of) 7.625%, 03/29/2041		1,760,000	2,453,018	0.30
			15,762,052	1.92
India (Cost $12,350,809)
Export-Import Bank of India 4.000%, 08/07/2017		400,000	404,241	0.05
Export-Import Bank of India 4.000%, 01/14/2023		1,359,000	1,394,277	0.17
Export-Import Bank of India 3.375%, 08/05/2026		430,000	405,461	0.05
India (Rep of) 7.590%, 01/11/2026	INR	650,000,000	10,253,224	1.25
			12,457,203	1.52
Indonesia (Cost $39,246,426)
Indonesia (Rep of) 6.875%, 01/17/2018		1,329,000	1,397,160	0.17
Indonesia (Rep of) 11.625%, 03/04/2019		2,770,000	3,301,023	0.40
Indonesia (Rep of) 11.500%, 09/15/2019	IDR	8,034,000,000	665,281	0.08
Indonesia (Rep of) 5.875%, 03/13/2020		844,000	923,911	0.11
Indonesia (Rep of) 4.875%, 05/05/2021		220,000	235,411	0.03
Indonesia (Rep of) 8.250%, 07/15/2021	IDR	40,533,000,000	3,133,889	0.38
Indonesia (Rep of) 7.000%, 05/15/2022	IDR	20,360,000,000	1,506,567	0.19
Indonesia (Rep of) 5.625%, 05/15/2023	IDR	8,359,000,000	565,850	0.07
Indonesia (Rep of) 4.125%, 01/15/2025		250,000	252,261	0.03
Indonesia (Rep of) 8.375%, 09/15/2026	IDR	73,036,000,000	5,743,116	0.70
Indonesia (Rep of) 7.000%, 05/15/2027	IDR	36,658,000,000	2,622,774	0.32
Indonesia (Rep of) 8.750%, 05/15/2031	IDR	29,444,000,000	2,325,323	0.28
Indonesia (Rep of) 6.625%, 05/15/2033	IDR	22,278,000,000	1,446,237	0.18
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	13,068,000,000	1,002,275	0.12
Indonesia (Rep of) 8.250%, 05/15/2036	IDR	31,458,000,000	2,383,036	0.29
Indonesia (Rep of) 7.750%, 01/17/2038		770,000	1,021,317	0.13
Indonesia (Rep of) 5.125%, 01/15/2045		350,000	352,855	0.04
Indonesia (Rep of) 5.950%, 01/08/2046		367,000	414,049	0.05
Majapahit Holding B.V. 8.000%, 08/07/2019		160,000	179,640	0.02
Majapahit Holding B.V. 7.750%, 01/20/2020		450,000	504,900	0.06
Pertamina Persero PT 6.000%, 05/03/2042		469,000	462,658	0.06
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		4,150,000	4,473,202	0.55
Perusahaan Penerbit SBSN Indonesia III 4.550%, 03/29/2026		2,080,000	2,129,614	0.26
Perusahaan Penerbit SBSN Indonesia III 6.125%, 03/15/2019		400,000	432,216	0.05
Perusahaan Penerbit SBSN Indonesia III 4.325%, 05/28/2025		1,448,000	1,468,252	0.18
			38,942,817	4.75
Ivory Coast (Cost $11,534,804)
Ivory Coast (Rep of) 5.375%, 07/23/2024		1,246,000	1,178,903	0.14
Ivory Coast (Rep of) 6.375%, 03/03/2028		306,000	297,713	0.04

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ivory Coast - (continued)
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		10,467,380	$9,692,585	1.18
			11,169,201	1.36
Jamaica (Cost $8,108,166)
Digicel Group Ltd. 8.250%, 09/30/2020		7,300,000	6,469,625	0.79
Digicel Group Ltd. 7.125%, 04/01/2022		1,320,000	1,055,419	0.13
Jamaica (Rep of) 7.875%, 07/28/2045		430,000	477,502	0.06
			8,002,546	0.98
Jordan (Cost $783,745)
Jordan (Rep of) 5.750%, 01/31/2027		830,000	791,106	0.10
			791,106	0.10
Kazakhstan (Cost $27,355,311)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		2,253,000	2,196,585	0.27
KazAgro National Management Holding JSC 4.625%, 05/24/2023		1,300,000	1,233,253	0.15
Kazakhstan (Rep of) 5.125%, 07/21/2025		4,844,000	5,199,298	0.64
Kazakhstan (Rep of) 4.875%, 10/14/2044		889,000	855,662	0.10
Kazakhstan (Rep of) 6.500%, 07/21/2045		1,273,000	1,492,592	0.18
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		3,151,000	3,182,510	0.39
Kazakhstan Temir Zholy National Co. JSC 6.375%, 10/06/2020		606,000	650,093	0.08
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	1,655,000	1,745,481	0.21
Kazkommertsbank JSC 8.500%, 05/11/2018		1,845,000	1,802,277	0.22
Kazkommertsbank JSC 5.500%, 12/21/2022		938,407	814,181	0.10
KazMunayGas National Co. JSC 9.125%, 07/02/2018		941,000	1,020,044	0.12
KazMunayGas National Co. JSC 7.000%, 05/05/2020		1,294,000	1,421,575	0.17
KazMunayGas National Co. JSC 6.375%, 04/09/2021		730,000	795,277	0.10
KazMunayGas National Co. JSC 5.750%, 04/30/2043		586,000	572,229	0.07
Zhaikmunai LLP 6.375%, 02/14/2019		2,450,000	2,400,069	0.29
Zhaikmunai LLP 7.125%, 11/13/2019		3,400,000	3,340,500	0.41
			28,721,626	3.50
Kenya (Cost $475,175)
Kenya (Rep of) 6.875%, 06/24/2024		500,000	482,525	0.06
			482,525	0.06
Lebanon (Cost $11,810,672)
Lebanon (Rep of) 5.150%, 11/12/2018		280,000	280,202	0.03
Lebanon (Rep of) 5.450%, 11/28/2019		680,000	676,355	0.08
Lebanon (Rep of) 6.375%, 03/09/2020		1,564,000	1,589,087	0.19
Lebanon (Rep of) 8.250%, 04/12/2021		972,000	1,050,300	0.13
Lebanon (Rep of) 6.100%, 10/04/2022		1,047,000	1,036,195	0.13
Lebanon (Rep of) 6.000%, 01/27/2023		2,750,000	2,716,175	0.33
Lebanon (Rep of) 6.200%, 02/26/2025		889,000	861,761	0.11
Lebanon (Rep of) 6.600%, 11/27/2026		2,648,000	2,595,040	0.32
Lebanon (Rep of) 6.750%, 11/29/2027		857,000	847,813	0.10
			11,652,928	1.42
Malaysia (Cost $6,695,616)
Malaysia (Rep of) 4.240%, 02/07/2018	MYR	2,293,000	523,728	0.06
Malaysia (Rep of) 3.418%, 08/15/2022	MYR	1,037,000	229,274	0.03
Malaysia (Rep of) 3.480%, 03/15/2023	MYR	146,000	32,185	0.01
Malaysia (Rep of) 4.181%, 07/15/2024	MYR	2,150,000	488,671	0.06
Malaysia (Rep of) 3.955%, 09/15/2025	MYR	50,000	11,119	—
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	125,000	28,498	—
Malaysia (Rep of) 3.900%, 11/30/2026	MYR	114,000	25,200	—
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	2,170,000	488,552	0.06

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Malaysia - (continued)
Malaysia (Rep of) 3.844%, 04/15/2033	MYR	193,000	$39,281	0.01
Malaysia (Rep of) 4.254%, 05/31/2035	MYR	468,000	100,402	0.01
Malaysia Government Investment Issue 4.390%, 07/07/2023	MYR	2,364,000	544,052	0.07
Petronas Capital Ltd. 5.250%, 08/12/2019		1,252,000	1,342,448	0.16
Petronas Capital Ltd. 7.875%, 05/22/2022		1,090,000	1,337,194	0.16
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		1,171,000	1,265,910	0.16
			6,456,514	0.79
Mexico (Cost $64,284,222)
Comision Federal de Electricidad 4.875%, 01/15/2024		1,453,000	1,461,718	0.18
Comision Federal de Electricidad 5.750%, 02/14/2042		570,000	534,375	0.07
Mexican Bonos 8.500%, 12/13/2018	MXN	163,580,000	8,079,606	0.99
Mexican Bonos 5.000%, 12/11/2019	MXN	307,360,000	14,030,022	1.71
Mexican Bonos 6.500%, 06/10/2021	MXN	315,940,000	14,814,932	1.81
Mexican Bonos 10.000%, 12/05/2024	MXN	21,320,000	1,182,626	0.14
Mexican Udibonos 4.000%, 06/13/2019(7)	MXN	26,530,000	7,434,111	0.91
Mexico (Rep of) 6.050%, 01/11/2040		302,000	329,935	0.04
Mexico (Rep of) 4.750%, 03/08/2044		1,026,000	941,355	0.11
Mexico (Rep of) 5.550%, 01/21/2045		477,000	487,732	0.06
Mexico (Rep of) 4.600%, 01/23/2046		3,840,000	3,465,600	0.42
Mexico (Rep of) 4.350%, 01/15/2047		907,000	783,467	0.10
Mexico (Rep of) 5.750%, 10/12/2110		388,000	360,502	0.04
Petroleos Mexicanos 6.000%, 03/05/2020		234,000	248,040	0.03
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	6,470,000	264,535	0.03
Petroleos Mexicanos 6.875%, 08/04/2026		2,205,000	2,334,654	0.29
Petroleos Mexicanos 6.500%, 06/02/2041		1,690,000	1,570,855	0.19
Petroleos Mexicanos 5.500%, 06/27/2044		258,000	211,614	0.03
Petroleos Mexicanos 5.625%, 01/23/2046		1,290,000	1,076,182	0.13
Petroleos Mexicanos 6.750%, 09/21/2047		2,271,000	2,143,143	0.26
			61,755,004	7.54
Mongolia (Cost $3,288,216)
Mongolian Mining Corp. 8.875%, 03/29/2017(4)		4,177,000	2,172,040	0.26
			2,172,040	0.26
Morocco (Cost $5,062,244)
Morocco (Rep of) 4.250%, 12/11/2022		3,284,000	3,371,026	0.41
Morocco (Rep of) 5.500%, 12/11/2042		1,548,000	1,618,694	0.20
			4,989,720	0.61
Namibia (Cost $295,480)
Namibia (Rep of) 5.250%, 10/29/2025		330,000	327,386	0.04
			327,386	0.04
Nigeria (Cost $2,791,300)
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.000%, 07/23/2021		920,000	766,084	0.09
Sea Trucks Group Ltd. 9.000%, 03/26/2018(3)		1,700,125	646,048	0.08
Seven Energy Finance Ltd. 10.250%, (100% Cash), 10/11/2021(6)		930,781	365,983	0.05
			1,778,115	0.22
Oman (Cost $1,380,055)
Oman (Rep of) 4.750%, 06/15/2026		1,394,000	1,338,240	0.16
			1,338,240	0.16
Pakistan (Cost $12,541,625)
Pakistan (Rep of) 6.875%, 06/01/2017		1,740,000	1,760,720	0.21
Pakistan (Rep of) 7.250%, 04/15/2019		4,186,000	4,477,463	0.55
Pakistan (Rep of) 8.250%, 04/15/2024		1,388,000	1,538,973	0.19

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Pakistan - (continued)
Pakistan (Rep of) 8.250%, 09/30/2025		1,500,000	$1,681,421	0.20
Second Pakistan International Sukuk (The) Co. Ltd. 6.750%, 12/03/2019		1,690,000	1,807,201	0.22
Third Pakistan International Sukuk (The) Co. Ltd. 5.500%, 10/13/2021		1,583,000	1,615,771	0.20
			12,881,549	1.57
Panama (Cost $7,317,429)
Panama (Rep of) 4.000%, 09/22/2024		470,000	485,275	0.06
Panama (Rep of) 7.125%, 01/29/2026		1,326,000	1,660,815	0.20
Panama (Rep of) 8.875%, 09/30/2027		777,000	1,081,973	0.13
Panama (Rep of) 9.375%, 04/01/2029		251,000	359,557	0.04
Panama (Rep of) 6.700%, 01/26/2036		1,152,000	1,425,600	0.18
Panama (Rep of) 4.300%, 04/29/2053		2,340,000	2,166,840	0.27
			7,180,060	0.88
Paraguay (Cost $393,293)
Paraguay (Rep of) 4.625%, 01/25/2023		390,000	396,002	0.05
			396,002	0.05
Peru (Cost $15,744,865)
Peru (Rep of) 5.700%, 08/12/2024	PEN	4,934,000	1,512,951	0.18
Peru (Rep of) 7.350%, 07/21/2025		3,670,000	4,738,888	0.58
Peru (Rep of) 8.200%, 08/12/2026	PEN	1,144,000	403,569	0.05
Peru (Rep of) 6.350%, 08/12/2028(3)	PEN	4,752,000	1,464,541	0.18
Peru (Rep of) 6.950%, 08/12/2031	PEN	3,767,000	1,203,161	0.15
Peru (Rep of) 8.750%, 11/21/2033		1,940,000	2,876,050	0.35
Peru (Rep of) 5.625%, 11/18/2050		2,648,000	3,058,440	0.37
			15,257,600	1.86
Philippines (Cost $15,602,186)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	11,000,000	225,460	0.03
Philippines (Rep of) 3.900%, 11/26/2022	PHP	35,000,000	677,846	0.08
Philippines (Rep of) 10.625%, 03/16/2025		517,000	789,856	0.10
Philippines (Rep of) 5.500%, 03/30/2026		500,000	588,916	0.07
Philippines (Rep of) 9.500%, 02/02/2030		1,725,000	2,720,309	0.33
Philippines (Rep of) 7.750%, 01/14/2031		2,070,000	2,930,996	0.36
Philippines (Rep of) 6.375%, 10/23/2034		2,706,000	3,566,565	0.44
Philippines (Rep of) 6.250%, 01/14/2036	PHP	15,000,000	327,037	0.04
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		2,597,000	3,303,787	0.40
			15,130,772	1.85
Poland (Cost $7,953,683)
Poland (Rep of) 5.000%, 03/23/2022		804,000	876,521	0.11
Poland (Rep of) 3.000%, 03/17/2023		295,000	290,575	0.04
Poland (Rep of) 4.000%, 10/25/2023	PLN	6,448,000	1,658,733	0.20
Poland (Rep of) 3.250%, 07/25/2025	PLN	13,396,000	3,239,901	0.39
Poland (Rep of) 2.500%, 07/25/2026	PLN	5,483,000	1,231,816	0.15
			7,297,546	0.89
Romania (Cost $9,590,195)
Romania (Rep of) 6.750%, 02/07/2022		5,132,000	5,863,310	0.72
Romania (Rep of) 4.375%, 08/22/2023		3,300,000	3,410,550	0.42
Romania (Rep of) 6.125%, 01/22/2044		170,000	200,595	0.02
			9,474,455	1.16
Russian Federation (Cost $29,247,466)
CEDC Finance Corp. International, Inc., FRN 10.000%, 04/30/2018(4)		1,293,047	1,163,742	0.14

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Credit Bank of Moscow Via CBOM Finance PLC 8.700%, 11/13/2018		1,640,000	$1,702,110	0.21
GTH Finance B.V. 6.250%, 04/26/2020		1,900,000	2,006,780	0.24
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		1,048,000	1,109,308	0.14
Russian Federal Bond - OFZ 7.500%, 08/18/2021	RUB	273,346,000	4,464,507	0.54
Russian Federal Bond - OFZ 7.750%, 09/16/2026	RUB	256,390,000	4,153,561	0.51
Russian Federal Bond - OFZ 8.500%, 09/17/2031	RUB	112,029,000	1,903,310	0.23
Russian Railways via RZD Capital PLC 5.700%, 04/05/2022		3,752,000	4,003,984	0.49
Russian Standard Ltd. 13.000%, 10/27/2022(6)		736,256	353,550	0.04
SCF Capital Ltd. 5.375%, 06/16/2023(3)		1,350,000	1,390,500	0.17
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		2,267,000	2,315,156	0.28
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		1,770,000	1,924,875	0.23
Vnesheconombank Via VEB Finance PLC 6.025%, 07/05/2022		430,000	457,185	0.06
Vnesheconombank Via VEB Finance PLC 5.942%, 11/21/2023		1,137,000	1,197,409	0.15
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		1,177,000	1,291,758	0.16
			29,437,735	3.59
Saudi Arabia (Cost $943,257)
Saudi (Rep of) 4.500%, 10/26/2046		990,000	968,432	0.12
			968,432	0.12
Senegal (Cost $758,200)
Senegal (Rep of) 8.750%, 05/13/2021		699,000	772,898	0.09
			772,898	0.09
Serbia (Cost $3,384,159)
Serbia (Rep of) 5.875%, 12/03/2018		810,000	849,488	0.10
Serbia (Rep of) 4.875%, 02/25/2020		2,124,000	2,179,755	0.27
Serbia (Rep of) 7.250%, 09/28/2021		340,000	383,350	0.05
			3,412,593	0.42
South Africa (Cost $46,509,702)
Eskom Holdings SOC Ltd. 5.750%, 01/26/2021		2,180,000	2,171,912	0.27
Eskom Holdings SOC Ltd. 6.750%, 08/06/2023		1,704,000	1,721,449	0.21
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025		1,640,000	1,657,082	0.20
South Africa (Rep of) 6.875%, 05/27/2019		1,020,000	1,110,656	0.14
South Africa (Rep of) 5.500%, 03/09/2020		2,126,000	2,265,619	0.28
South Africa (Rep of) 5.875%, 05/30/2022		1,898,000	2,082,474	0.25
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	41,220,000	2,960,192	0.36
South Africa (Rep of) 4.875%, 04/14/2026		350,000	352,106	0.04
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	106,860,270	8,794,660	1.07
South Africa (Rep of) 4.300%, 10/12/2028		3,403,000	3,196,336	0.39
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	32,180,000	2,166,226	0.27
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	88,160,000	5,398,375	0.66
South Africa (Rep of) 8.250%, 03/31/2032	ZAR	31,940,000	2,156,001	0.26
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	3,560,000	189,708	0.02
South Africa (Rep of) 8.500%, 01/31/2037	ZAR	31,980,000	2,152,701	0.26
South Africa (Rep of) 8.750%, 01/31/2044	ZAR	41,990,000	2,863,117	0.35

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa - (continued)
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	73,316,800	$4,989,297	0.61
			46,227,911	5.64
Sri Lanka (Cost $667,626)
Sri Lanka (Rep of) 6.825%, 07/18/2026		661,000	659,427	0.08
			659,427	0.08
Suriname (Cost $840,406)
Suriname (Rep of) 9.250%, 10/26/2026(3)		857,000	865,082	0.11
			865,082	0.11
Thailand (Cost $2,480,851)
Thailand (Rep of) 1.250%, 03/12/2028(7)	THB	22,210,000	602,819	0.07
Thailand (Rep of) 3.400%, 06/17/2036	THB	48,440,000	1,373,083	0.17
Thailand (Rep of) 4.675%, 06/29/2044	THB	6,522,000	222,065	0.03
			2,197,967	0.27
Turkey (Cost $29,916,714)
Turkey (Rep of) 6.750%, 04/03/2018		1,878,000	1,951,242	0.24
Turkey (Rep of) 7.000%, 03/11/2019		1,120,000	1,189,429	0.14
Turkey (Rep of) 7.500%, 11/07/2019		1,420,000	1,540,700	0.19
Turkey (Rep of) 9.400%, 07/08/2020	TRY	8,187,069	2,085,200	0.25
Turkey (Rep of) 10.700%, 02/17/2021	TRY	27,478,000	7,260,662	0.89
Turkey (Rep of) 5.625%, 03/30/2021		1,350,000	1,389,420	0.17
Turkey (Rep of) 3.000%, 02/23/2022(7)	TRY	4,331,940	1,682,549	0.21
Turkey (Rep of) 6.250%, 09/26/2022		400,000	418,324	0.05
Turkey (Rep of) 10.400%, 03/20/2024	TRY	2,000	521	—
Turkey (Rep of) 5.750%, 03/22/2024		1,770,000	1,783,275	0.22
Turkey (Rep of) 7.375%, 02/05/2025		1,107,000	1,220,047	0.15
Turkey (Rep of) 10.600%, 02/11/2026	TRY	7,120,000	1,876,639	0.23
Turkey (Rep of) 6.750%, 05/30/2040		1,227,000	1,249,822	0.15
Turkey (Rep of) 6.000%, 01/14/2041		650,000	606,991	0.07
Turkey (Rep of) 6.625%, 02/17/2045		790,000	796,351	0.10
			25,051,172	3.06
Ukraine (Cost $13,860,981)
DTEK Finance PLC 10.750%, 12/31/2024(6)		1,005,000	951,997	0.12
Ferrexpo Finance PLC 10.375%, 04/07/2019		1,182,000	1,229,517	0.15
Metinvest B.V., FRN 10.500%, (100% Cash), 11/28/2017(6)		827,455	810,906	0.10
Metinvest B.V., FRN 8.750%, (100% Cash), 02/14/2018(6)		1,049,234	1,015,579	0.12
MHP S.A. 8.250%, 04/02/2020		3,300,000	3,250,500	0.40
Oschadbank Via SSB #1 PLC, FRN 9.625%, 03/20/2025		490,000	469,866	0.06
Ukraine (Rep of) 7.750%, 09/01/2020		480,000	469,498	0.06
Ukraine (Rep of) 7.750%, 09/01/2021		119,000	115,013	0.01
Ukraine (Rep of) 7.750%, 09/01/2022		642,000	613,431	0.07
Ukraine (Rep of) 7.750%, 09/01/2023		322,000	304,657	0.04
Ukraine (Rep of) 7.750%, 09/01/2024		278,000	260,114	0.03
Ukraine (Rep of) 7.750%, 09/01/2025		348,000	323,668	0.04
Ukraine (Rep of) 7.750%, 09/01/2026		1,146,000	1,060,050	0.13
Ukraine (Rep of) 7.750%, 09/01/2027		1,186,000	1,092,685	0.13
Ukraine (Rep of), FRN 2.731%, 05/31/2040(2)		294,000	86,833	0.01
Ukreximbank Via Biz Finance PLC 9.750%, 01/22/2025		1,580,000	1,516,010	0.18
UkrLandFarming PLC 10.875%, 03/26/2018		1,012,816	302,579	0.04
			13,872,903	1.69
United Arab Emirates (Cost $2,909,925)
Abu Dhabi (Rep of) 3.125%, 05/03/2026		860,000	850,678	0.10
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		1,469,000	1,718,730	0.21
Emirate of Dubai (Rep of) 5.250%, 01/30/2043		310,000	293,726	0.04
			2,863,134	0.35

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Uruguay (Cost $7,574,702)
Uruguay (Rep of) 4.500%, 08/14/2024		1,544,374	$1,630,859	0.20
Uruguay (Rep of) 7.875%, 01/15/2033		2,246,000	2,870,388	0.35
Uruguay (Rep of) 7.625%, 03/21/2036		1,174,000	1,488,808	0.18
Uruguay (Rep of) 4.125%, 11/20/2045		464,235	399,242	0.05
Uruguay (Rep of) 5.100%, 06/18/2050		936,000	873,288	0.11
			7,262,585	0.89
Venezuela (Cost $62,017,028)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		8,298,400	7,759,004	0.95
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		601,133	523,888	0.06
Petroleos de Venezuela S.A. 8.500%, 10/27/2020		38,619,000	29,929,725	3.65
Petroleos de Venezuela S.A. 9.000%, 11/17/2021		2,709,076	1,544,173	0.19
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		295,000	195,437	0.02
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		480,000	181,200	0.02
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		2,703,147	1,364,549	0.17
Venezuela (Rep of) 7.750%, 10/13/2019		1,260,000	759,150	0.09
Venezuela (Rep of) 6.000%, 12/09/2020		853,000	447,825	0.06
Venezuela (Rep of) 12.750%, 08/23/2022		2,136,000	1,399,080	0.17
Venezuela (Rep of) 9.000%, 05/07/2023		590,000	298,717	0.04
Venezuela (Rep of) 8.250%, 10/13/2024		5,080,000	2,413,000	0.29
Venezuela (Rep of) 7.650%, 04/21/2025		642,000	297,760	0.04
Venezuela (Rep of) 11.750%, 10/21/2026		12,438,300	7,307,501	0.89
Venezuela (Rep of) 9.250%, 09/15/2027		1,720,000	911,600	0.11
Venezuela (Rep of) 9.250%, 05/07/2028		3,393,000	1,628,640	0.20
Venezuela (Rep of) 11.950%, 08/05/2031		14,799,500	8,620,709	1.05
			65,581,958	8.00
Vietnam (Cost $4,066,704)
Vietnam (Rep of) 6.750%, 01/29/2020		3,281,000	3,576,054	0.44
Vietnam (Rep of) 4.800%, 11/19/2024		482,000	485,659	0.06
			4,061,713	0.50
Zambia (Cost $4,762,706)
Zambia (Rep of) 8.500%, 04/14/2024		540,000	537,462	0.07
Zambia (Rep of) 8.970%, 07/30/2027		4,720,000	4,714,336	0.57
			5,251,798	0.64
Total Debt Securities (Cost $745,246,790)			742,349,907	90.59

Bank Loans
China (Cost $281,761)
Far East Energy Bermuda Ltd. 10.000%, 03/29/2016		638,734	—	—
Far East Energy Bermuda Ltd. 25.000%, 03/29/2016		281,761	—	—
			—	—
United Arab Emirates (Cost $9,517,110)
DP World Ltd. 3.750%, 09/30/2022		6,294,440	5,318,801	0.65
DP World Ltd. 4.250%, 09/30/2022		5,644,731	4,685,127	0.57
			10,003,928	1.22

Total Bank Loans (Cost $9,798,871)			10,003,928	1.22

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

Mexico (Cost $13,827)
Corp. GEO S.A.B. de C.V., Series B*	MXN	36,793	$7,516	—

Total Equity Securities (Cost $13,827)			7,516	—

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $27,482)
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92*(3)(5)		1,308,684	$—	—

Mexico (Cost $ — )
Corp. GEO S.A.B. de C.V., Exp. 07/31/2022, Strike Price $9.75*	MXN	63,823	—	—

Total Warrants (Cost $27,482)			—	—

Total Investments in Securities (Cost $755,086,970)			$752,361,351	91.81

	Currency(1)	Par	Value	% of Net Assets
Fully Funded Total Return Swaps

Indonesia (Cost $5,201,170)
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2024	IDR	5,702,000,000	$442,551	0.06
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2034	IDR	262,000,000	20,094	—
Indonesia (Rep of), Issued by Standard Chartered, 12.800%, 06/15/2021	IDR	1,840,000,000	165,297	0.02
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2024	IDR	6,958,000,000	540,033	0.07
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/15/2025	IDR	3,602,000,000	324,186	0.04
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 09/15/2026	IDR	7,600,000,000	597,619	0.07
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/15/2027	IDR	2,613,000,000	186,953	0.02
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/15/2029	IDR	11,300,000,000	912,944	0.11
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	8,356,000,000	750,473	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets

Indonesia - (continued)
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2034	IDR	2,727,000,000	$209,152	0.03
			4,149,302	0.51
Total Fully Funded Total Return Swaps (Cost $5,201,170)			4,149,302	0.51

Total Investments (Total Cost $760,288,140)			756,510,653	92.32

Other Assets Less Liabilities			62,936,006	7.68
Net Assets			$819,446,659	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below. (2) Zero coupon bond—interest rate reflects effective yield on the date of purchase.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(4)	Issuer has defaulted on terms of debt obligation.
(5)	Restricted security that has been deemed illiquid. At January 31, 2017, the value of these restricted illiquid securities amounted to $2,153,160 or 0.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Egypt (Rep of), 6.125%, 01/31/2022	01/24/2017	$980,000
Egypt (Rep of), 8.500%, 01/31/2047	01/24/2017	1,140,000
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016	01/14/2013-07/20/2015	1,953,742
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92	01/14/2013	27,482

(6)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(7)	Inflation-indexed bonds are shown at original par and stated coupon rate.

Percentages shown are based on net assets.

At January 31, 2017, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2017	Deutsche Bank	Brazilian Real	3,186,696	United States Dollar	946,000	$65,296
02/02/2017	Deutsche Bank	Brazilian Real	2,738,504	United States Dollar	811,000	58,063
02/02/2017	JP Morgan	Brazilian Real	4,960,558	United States Dollar	1,531,036	43,194
02/02/2017	Morgan Stanley	Brazilian Real	3,118,172	United States Dollar	971,000	18,550
02/02/2017	Santander	Brazilian Real	7,128,450	United States Dollar	2,190,000	72,210
02/02/2017	HSBC Bank	United States Dollar	1,210,000	Brazilian Real	3,963,960	(47,961)
02/02/2017	JP Morgan	United States Dollar	2,382,908	Brazilian Real	7,634,837	(40,004)
02/02/2017	JP Morgan	United States Dollar	2,485,804	Brazilian Real	8,142,747	(98,293)
02/02/2017	Morgan Stanley	United States Dollar	430,000	Brazilian Real	1,390,835	(11,381)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/24/2017	Morgan Stanley	Euro	147,460	United States Dollar	157,522	$1,792
02/24/2017	Barclays	Taiwan Dollar	29,412,722	United States Dollar	922,000	22,019
02/24/2017	JP Morgan	Taiwan Dollar	320,384,623	United States Dollar	9,980,829	302,108
02/24/2017	UBS	Taiwan Dollar	15,773,000	United States Dollar	493,600	12,644
02/24/2017	Credit Suisse	United States Dollar	1,852,382	Euro	1,734,059	(21,074)
02/28/2017	Barclays	Indian Rupee	243,331,000	United States Dollar	3,526,281	67,214
02/28/2017	Citibank	Indian Rupee	83,474,030	United States Dollar	1,217,000	15,738
02/28/2017	Deutsche Bank	Indian Rupee	407,911,943	United States Dollar	5,951,444	72,570
02/28/2017	Deutsche Bank	Indian Rupee	53,991,936	United States Dollar	781,869	15,480
02/28/2017	Goldman Sachs	Indian Rupee	256,941,700	United States Dollar	3,723,793	70,703
02/28/2017	HSBC Bank	Indian Rupee	48,609,000	United States Dollar	711,698	6,156
02/28/2017	BNP Paribas	Indonesian Rupiah	15,120,928,559	United States Dollar	1,128,175	2,326
02/28/2017	Merrill Lynch	Polish Zloty	16,546,928	United States Dollar	3,961,391	168,600
02/28/2017	Standard Chartered	Polish Zloty	12,809,885	United States Dollar	3,150,942	46,311
02/28/2017	JP Morgan	Romanian Leu	8,436,641	United States Dollar	1,976,836	49,829
02/28/2017	Citibank	Russian Ruble	832,026,181	United States Dollar	12,560,308	1,234,259
02/28/2017	JP Morgan	Turkish Lira	16,956,277	United States Dollar	4,846,035	(384,380)
02/28/2017	Standard Chartered	Turkish Lira	4,524,828	United States Dollar	1,180,000	10,605
02/28/2017	BNP Paribas	United States Dollar	1,300,000	Indonesian Rupiah	17,400,500,000	(931)
02/28/2017	HSBC Bank	United States Dollar	2,336,601	South African Rand	32,988,362	(100,336)
02/28/2017	HSBC Bank	United States Dollar	5,560,155	Turkish Lira	21,585,633	(119,610)
03/02/2017	Deutsche Bank	Brazilian Real	15,968,784	United States Dollar	4,970,000	61,678
03/02/2017	Goldman Sachs	Brazilian Real	22,390,871	United States Dollar	6,412,691	642,552
03/02/2017	Merrill Lynch	Brazilian Real	17,207,842	United States Dollar	4,930,755	491,343
03/02/2017	Barclays	United States Dollar	3,004,097	Brazilian Real	10,287,530	(237,448)
03/02/2017	BNP Paribas	United States Dollar	3,971,478	Brazilian Real	15,643,651	(957,752)
03/02/2017	JP Morgan	United States Dollar	980,000	Brazilian Real	3,083,864	8,291
03/02/2017	JP Morgan	United States Dollar	1,520,012	Brazilian Real	4,960,558	(43,033)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	26,500,860	United States Dollar	4,163,202	(301,519)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	42,770,000	United States Dollar	6,710,599	(478,190)
03/06/2017	HSBC Bank	United States Dollar	4,645,000	Chinese Offshore Yuan	28,989,445	420,683
03/06/2017	HSBC Bank	United States Dollar	4,717,450	Chinese Offshore Yuan	30,344,995	295,603
03/06/2017	HSBC Bank	United States Dollar	1,560,000	Chinese Offshore Yuan	9,936,420	112,073
03/31/2017	ANZ	Chinese Yuan Renminbi	125,390,508	United States Dollar	17,673,081	449,785
03/31/2017	Citibank	Chinese Yuan Renminbi	5,124,310	United States Dollar	731,000	9,624
03/31/2017	BNP Paribas	Hungarian Forint	1,699,820,289	United States Dollar	5,908,000	22,114
03/31/2017	ANZ	Korean Won	1,104,279,400	United States Dollar	922,000	37,154
03/31/2017	Barclays	Korean Won	11,337,495,788	United States Dollar	9,409,101	438,410
03/31/2017	HSBC Bank	Korean Won	63,032,750	United States Dollar	52,309	2,440
03/31/2017	Merrill Lynch	Mexican Peso	121,233,258	United States Dollar	6,785,317	(1,020,878)
03/31/2017	Santander	Mexican Peso	121,217,935	United States Dollar	6,795,108	(1,031,398)
03/31/2017	Merrill Lynch	Philippine Peso	100,644,988	United States Dollar	2,007,680	10,211
03/31/2017	BNP Paribas	Polish Zloty	26,090,412	United States Dollar	6,228,315	280,886
03/31/2017	HSBC Bank	Polish Zloty	8,539,924	United States Dollar	2,102,394	28,200
03/31/2017	Merrill Lynch	Romanian Leu	7,628,141	United States Dollar	1,825,482	8,938
03/31/2017	Barclays	Russian Ruble	545,963,382	United States Dollar	8,383,959	564,415
03/31/2017	HSBC Bank	Singapore Dollar	5,004,900	United States Dollar	3,502,625	50,396
03/31/2017	BNP Paribas	Thai Baht	225,380,263	United States Dollar	6,374,093	23,367
03/31/2017	Citibank	Thai Baht	201,223,000	United States Dollar	5,680,254	31,497
03/31/2017	HSBC Bank	Thai Baht	146,359,000	United States Dollar	4,130,934	23,492
03/31/2017	HSBC Bank	Thai Baht	1,240,797	United States Dollar	34,548	672
03/31/2017	Morgan Stanley	Thai Baht	31,354,400	United States Dollar	880,000	10,000
03/31/2017	Standard Chartered	Thai Baht	132,725,000	United States Dollar	3,741,367	26,056
03/31/2017	Citibank	United States Dollar	4,182,000	Korean Won	4,915,815,540	(87,774)
03/31/2017	Deutsche Bank	United States Dollar	1,329,462	Mexican Peso	29,440,936	(70,405)
03/31/2017	Merrill Lynch	United States Dollar	523,365	Mexican Peso	9,942,624	50,610
03/31/2017	Merrill Lynch	United States Dollar	392,502	Mexican Peso	8,603,240	(16,568)
03/31/2017	Merrill Lynch	United States Dollar	2,032,036	Mexican Peso	44,235,412	(71,284)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/27/2017	BNP Paribas	Israeli Shekel	9,594,391	United States Dollar	2,534,578	$16,622
04/28/2017	BNP Paribas	Argentine Peso	16,503,638	United States Dollar	997,500	(404)
04/28/2017	BNP Paribas	Argentine Peso	13,208,000	United States Dollar	800,000	(2,016)
04/28/2017	JP Morgan	Argentine Peso	13,139,991	United States Dollar	790,000	3,875
04/28/2017	HSBC Bank	Chilean Peso	1,907,592,281	United States Dollar	2,871,366	53,619
04/28/2017	Credit Suisse	Colombian Peso	14,878,070,921	United States Dollar	4,980,941	34,516
04/28/2017	Citibank	Czech Koruna	146,045,917	United States Dollar	5,862,943	16,422
04/28/2017	JP Morgan	Hungarian Forint	1,633,160,670	United States Dollar	5,680,559	22,048
04/28/2017	Deutsche Bank	Mexican Peso	95,671,025	United States Dollar	4,475,000	56,140
04/28/2017	Deutsche Bank	Mexican Peso	83,482,558	United States Dollar	3,920,000	33,874
04/28/2017	Credit Suisse	Peruvian Nuevo Sol	31,372,980	United States Dollar	9,286,068	220,904
04/28/2017	HSBC Bank	Polish Zloty	18,186,874	United States Dollar	4,471,568	63,944
04/28/2017	Deutsche Bank	Romanian Leu	13,601,414	United States Dollar	3,259,812	12,833
04/28/2017	Standard Chartered	Russian Ruble	117,626,342	United States Dollar	1,947,956	(24,226)
04/28/2017	Credit Suisse	United States Dollar	635,000	Colombian Peso	1,889,760,000	(2,046)
04/28/2017	Santander	United States Dollar	24,516,704	Mexican Peso	545,325,048	(1,310,805)
04/28/2017	Deutsche Bank	United States Dollar	789,121	Peruvian Nuevo Sol	2,620,593	(4,998)
04/28/2017	Barclays	United States Dollar	2,897,330	South African Rand	39,272,732	28,057
04/28/2017	Barclays	United States Dollar	2,871,443	South African Rand	39,272,732	2,170
05/11/2017	HSBC Bank	Chinese Offshore Yuan	22,461,415	United States Dollar	3,350,000	(107,347)
05/11/2017	HSBC Bank	Chinese Offshore Yuan	19,835,766	United States Dollar	2,971,205	(107,605)
05/11/2017	HSBC Bank	United States Dollar	5,447,000	Chinese Offshore Yuan	36,454,048	184,294
05/11/2017	UBS	United States Dollar	872,000	Chinese Offshore Yuan	5,843,133	28,453
09/08/2017	Citibank	Czech Koruna	12,875,952	Euro	480,000	593
09/08/2017	JP Morgan	Czech Koruna	14,716,939	Euro	549,406	(170)
09/08/2017	Merrill Lynch	Czech Koruna	202,004,140	Euro	7,540,000	(1,100)
09/08/2017	Merrill Lynch	Czech Koruna	29,294,632	Euro	1,098,435	(5,600)
09/08/2017	JP Morgan	Euro	760,000	Czech Koruna	20,410,554	(1,901)
10/03/2017	Deutsche Bank	United States Dollar	3,211,000	Brazilian Real	11,421,527	(214,771)
10/03/2017	Deutsche Bank	United States Dollar	6,024,000	Brazilian Real	21,454,476	(411,053)
10/03/2017	Goldman Sachs	United States Dollar	9,235,000	Brazilian Real	32,811,955	(606,614)
01/03/2018	Santander	United States Dollar	18,440,000	Brazilian Real	65,840,020	(981,592)
01/05/2018	HSBC Bank	Czech Koruna	19,207,366	Euro	722,000	(3,259)
01/05/2018	BNP Paribas	Czech Koruna	42,252,305	United States Dollar	1,710,000	28,524
01/05/2018	BNP Paribas	Czech Koruna	39,240,093	United States Dollar	1,587,061	27,522
01/05/2018	Citibank	Czech Koruna	54,335,102	United States Dollar	2,201,495	34,191
01/05/2018	Standard Chartered	Czech Koruna	39,240,093	United States Dollar	1,589,279	25,304
01/05/2018	BNP Paribas	United States Dollar	6,088,759	Euro	5,658,435	(130,583)

Total						$(1,706,247)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

At January 31, 2017, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/ (Loss)	Counterparty
Brazil CETIP Interbank Deposit Rate	15.715%	BRL	8,509,458	01/04/2021	$652,695	HSBC Bank

Brazil CETIP Interbank Deposit Rate	11.998%	BRL	52,214,763	01/02/2019	377,146	BNP Paribas

Brazil CETIP Interbank Deposit Rate	12.055%	BRL	17,374,074	01/02/2019	133,460	BNP Paribas

Brazil CETIP Interbank Deposit Rate	12.016%	BRL	49,781,061	01/02/2019	371,546	BNP Paribas

Brazil CETIP Interbank Deposit Rate	12.340%	BRL	6,629,467	01/04/2021	125,139	HSBC Bank

Brazil CETIP Interbank Deposit Rate	11.265%	BRL	182,893,191	01/02/2019	823,455	HSBC Bank

Brazil CETIP Interbank Deposit Rate	10.476%	BRL	69,783,022	01/02/2019	(35,662)	HSBC Bank

Brazil CETIP Interbank Deposit Rate	10.495%	BRL	47,015,105	01/02/2020	18,543	BNP Paribas

Brazil CETIP Interbank Deposit Rate	10.465%	BRL	72,763,349	01/02/2019	(32,600)	BNP Paribas

Brazil CETIP Interbank Deposit Rate	10.450%	BRL	37,946,093	01/02/2019	(15,878)	HSBC Bank

Brazil CETIP Interbank Deposit Rate	10.487%	BRL	38,183,778	01/02/2019	(24,956)	HSBC Bank

Brazil CETIP Interbank Deposit Rate	10.365%	BRL	55,603,759	01/02/2019	(3,152)	BNP Paribas

Brazil CETIP Interbank Deposit Rate	10.518%	BRL	20,532,407	01/04/2021	(5,378)	HSBC Bank

Brazil CETIP Interbank Deposit Rate	10.410%	BRL	43,777,641	01/02/2019	(17,046)	HSBC Bank

INR-MIBOR-OIS COMPOUND 6 Month Rate	6.120%	INR	624,000,000	11/25/2021	73,358	HSBC Bank

INR-MIBOR-OIS COMPOUND 6 Month Rate	6.150%	INR	205,179,100	11/30/2021	20,107	HSBC Bank

MYR-KLIBOR-BNM 3 Month Rate	3.555%	MYR	28,198,000	03/18/2018	(2,247)	HSBC Bank

MYR-KLIBOR-BNM 3 Month Rate	3.560%	MYR	24,122,000	03/22/2018	(1,623)	HSBC Bank

WIBOR Poland 6 Month Rate	2.110%	PLN	5,400,000	07/07/2026	(104,811)	Barclays

					$2,352,096

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

At January 31, 2017, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Variation Margin Receivable (Payable)	Counterparty
MXN-TIIE-BANXICO 28 Day Rate	8.100%	MXN	58,500,000	01/04/2027	$46,481	HSBC Bank
US 3 Month LIBOR	2.217%	USD	3,880,000	11/28/2026	44,536	HSBC Bank
US 3 Month LIBOR	2.130%	USD	4,300,000	11/16/2026	82,323	BNP Paribas

					$173,340

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical identical or similar assets or liabilities in markets that are not active, inputs other than quoted pricesthat are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$159,217,306	$—	$159,217,306
Corporate Convertible Bonds	—	—	—	—
Financial Cetificates	—	9,263,016	—	9,263,016
Government Agencies	—	23,756,159	—	23,756,159
Government Bonds	—	538,675,218	—	538,675,218
Municipal Bonds	—	9,719,478	—	9,719,478
Index Linked Government Bonds	—	1,718,730	—	1,718,730

Total Debt Securities	—	742,349,907	—	742,349,907
Bank Loans	—	—	10,003,928	10,003,928
Common Stock	—	7,516	—	7,516
Warrants	—	—	—	—
Fully Funded Total Return Swaps	—	4,149,302	—	4,149,302

Total Investments	$—	$746,506,725	$10,003,928	$756,510,653

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$7,350,062	$—	$7,350,062
Interest Rate Swap Contracts	—	2,595,449	—	2,595,449
Centrally Cleared Swap Contracts	—	173,340	—	173,340
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(9,056,309)	—	(9,056,309)
Interest Rate Swap Contracts	—	(243,353)	—	(243,353)

Total Other Financial Instruments	$—	$819,189	$—	$819,189

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2017, the Fund had a transfer as disclosed below.

Transfers from Level 1 to Level 2
Country	Value	Reason
Common Stocks
Mexico	$7,516	Volume-based policy implemented in the current period.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2017:

Category and Subcategory	Beginning Balance at 10/31/2016	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 1/31/2017	Change in Unrealized Appreciation (Depreciation) from Investments still held at 1/31/2017
Investments, at value
Bank Loans
United Arab Emirates	$9,954,647	$82,561	$99,225	$(64,999)	$14,236	$(81,742)	$—	$—	$10,003,928	$(81,742)

Total	$9,954,647	$82,561	$99,225	$(64,999)	$14,236	$(81,742)	$—	$—	$10,003,928	$(81,742)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2017.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 1/31/2017	Valuation Technique	Unobservable Input
Bank Loans	$10,003,928	Broker quote	Inputs to broker model

At January 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$767,157,408

Gross tax appreciation of investments	16,442,744
Gross tax depreciation of investments	(27,089,499)

Net tax depreciation of investments	$(10,646,755)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $220,455)
Argentina (Rep of) 7.500%, 04/22/2026		150,000	$156,600	2.31
Argentina (Rep of) 8.280%, 12/31/2033		22,232	23,321	0.34
Argentina (Rep of), FRN 2.500%, 12/31/2038		57,232	35,255	0.52
			215,176	3.17
Azerbaijan (Cost $182,528)
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/2030		200,000	210,800	3.11
			210,800	3.11
Belarus (Cost $123,124)
Belarus (Rep of) 8.950%, 01/26/2018		130,000	133,536	1.97
			133,536	1.97
Brazil (Cost $270,516)
Brazil (Rep of) 4.875%, 01/22/2021		50,000	52,050	0.77
Brazil (Rep of) 8.875%, 04/15/2024		20,000	24,800	0.36
Brazil (Rep of) 4.250%, 01/07/2025		56,000	54,320	0.80
Brazil (Rep of) 8.250%, 01/20/2034		19,000	22,800	0.33
Brazil (Rep of) 7.125%, 01/20/2037		32,000	35,120	0.52
Petrobras Global Finance B.V. 6.875%, 01/20/2040		50,000	44,526	0.66
Petrobras Global Finance B.V. 6.850%, 06/05/2115		4,000	3,361	0.05
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		41,300	39,855	0.59
			276,832	4.08
Chile (Cost $107,000)
Banco del Estado de Chile 4.125%, 10/07/2020		100,000	105,000	1.55
			105,000	1.55
China (Cost $120,974)
Kaisa Group Holdings Ltd. 7.560%, 12/31/2020(2)		7,240	6,807	0.10
Kaisa Group Holdings Ltd. 7.560%, 06/30/2021(2)		5,145	4,836	0.07
Kaisa Group Holdings Ltd. 7.560%, 12/31/2021(2)		5,557	5,233	0.08
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		100,000	105,329	1.55
			122,205	1.80
Colombia (Cost $199,878)
Colombia (Rep of) 11.750%, 02/25/2020		55,000	69,658	1.03
Colombia (Rep of) 8.125%, 05/21/2024		10,000	12,600	0.19
Colombia (Rep of) 6.125%, 01/18/2041		100,000	110,750	1.63
			193,008	2.85
Costa Rica (Cost $58,557)
Costa Rica (Rep of) 4.375%, 04/30/2025		60,000	55,050	0.81
			55,050	0.81
Croatia (Cost $129,316)
Croatia (Rep of) 6.625%, 07/14/2020		120,000	131,240	1.94
			131,240	1.94
Dominican Republic (Cost $275,246)
Dominican (Rep of) 7.500%, 05/06/2021		100,000	110,000	1.62
Dominican (Rep of) 5.875%, 04/18/2024		160,000	164,109	2.42
			274,109	4.04
Ecuador (Cost $368,684)
Ecuador (Rep of) 10.750%, 03/28/2022		200,000	224,500	3.31
Ecuador (Rep of) 7.950%, 06/20/2024		200,000	198,000	2.92
			422,500	6.23

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Egypt (Cost $38,090)
Egypt (Rep of) 5.750%, 04/29/2020		40,000	$40,800	0.60
			40,800	0.60
El Salvador (Cost $32,567)
El Salvador (Rep of) 5.875%, 01/30/2025		10,000	8,730	0.13
El Salvador (Rep of) 8.250%, 04/10/2032		10,000	9,600	0.14
El Salvador (Rep of) 7.650%, 06/15/2035		15,000	13,184	0.19
			31,514	0.46
Georgia (Cost $31,406)
Georgian Railway JSC 7.750%, 07/11/2022		30,000	32,637	0.48
			32,637	0.48
Hungary (Cost $198,789)
Hungary (Rep of) 6.250%, 01/29/2020		30,000	32,940	0.49
Hungary (Rep of) 5.375%, 02/21/2023		52,000	56,694	0.84
Hungary (Rep of) 5.750%, 11/22/2023		48,000	53,591	0.79
Hungary (Rep of) 5.375%, 03/25/2024		26,000	28,535	0.42
Hungary (Rep of) 7.625%, 03/29/2041		26,000	36,238	0.53
			207,998	3.07
Indonesia (Cost $234,358)
Indonesia (Rep of) 6.875%, 01/17/2018		30,000	31,539	0.47
Indonesia (Rep of) 5.875%, 03/13/2020		160,000	175,149	2.58
Indonesia (Rep of) 7.750%, 01/17/2038		30,000	39,791	0.59
			246,479	3.64
Ivory Coast (Cost $207,830)
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		225,400	208,716	3.08
			208,716	3.08
Jamaica (Cost $185,356)
Digicel Group Ltd. 8.250%, 09/30/2020		200,000	177,250	2.61
			177,250	2.61
Kazakhstan (Cost $386,337)
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		57,000	57,570	0.85
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	50,000	52,734	0.78
Kazkommertsbank JSC 5.500%, 12/21/2022		22,306	19,353	0.29
KazMunayGas National Co. JSC 7.000%, 05/05/2020		170,000	186,760	2.75
KazMunayGas National Co. JSC 4.400%, 04/30/2023		70,000	69,860	1.03
			386,277	5.70
Latvia (Cost $29,239)
Latvia (Rep of) 2.750%, 01/12/2020		30,000	30,318	0.45
			30,318	0.45
Lebanon (Cost $170,422)
Lebanon (Rep of) 5.150%, 11/12/2018		10,000	10,007	0.15
Lebanon (Rep of) 5.450%, 11/28/2019		10,000	9,947	0.15
Lebanon (Rep of) 6.375%, 03/09/2020		30,000	30,481	0.45
Lebanon (Rep of) 8.250%, 04/12/2021		24,000	25,933	0.38
Lebanon (Rep of) 6.100%, 10/04/2022		39,000	38,598	0.57
Lebanon (Rep of) 6.000%, 01/27/2023		10,000	9,877	0.14
Lebanon (Rep of) 6.200%, 02/26/2025		12,000	11,632	0.17
Lebanon (Rep of) 6.600%, 11/27/2026		24,000	23,520	0.35
Lebanon (Rep of) 6.750%, 11/29/2027		11,000	10,882	0.16
			170,877	2.52
Malaysia (Cost $63,186)
Petronas Capital Ltd. 7.875%, 05/22/2022		50,000	61,339	0.90
			61,339	0.90
Mexico (Cost $262,935)
Mexico (Rep of) 6.750%, 09/27/2034		14,000	16,798	0.25

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Mexico (Rep of) 4.750%, 03/08/2044		10,000	$9,175	0.14
Mexico (Rep of) 5.550%, 01/21/2045		36,000	36,810	0.54
Mexico (Rep of) 5.750%, 10/12/2110		58,000	53,890	0.79
Petroleos Mexicanos 6.000%, 03/05/2020		10,000	10,600	0.16
Petroleos Mexicanos 6.875%, 08/04/2026		26,000	27,529	0.41
Petroleos Mexicanos 6.500%, 06/02/2041		16,000	14,872	0.22
Petroleos Mexicanos 5.625%, 01/23/2046		41,000	34,204	0.50
Petroleos Mexicanos 6.750%, 09/21/2047		39,000	36,804	0.54
			240,682	3.55
Morocco (Cost $47,199)
Morocco (Rep of) 4.250%, 12/11/2022		50,000	51,325	0.76
			51,325	0.76
Pakistan (Cost $202,003)
Pakistan (Rep of) 6.875%, 06/01/2017		200,000	202,382	2.98
			202,382	2.98
Panama (Cost $91,169)
Panama (Rep of) 8.875%, 09/30/2027		15,000	20,887	0.31
Panama (Rep of) 9.375%, 04/01/2029		10,000	14,325	0.21
Panama (Rep of) 6.700%, 01/26/2036		45,000	55,688	0.82
			90,900	1.34
Peru (Cost $139,978)
Peru (Rep of) 8.750%, 11/21/2033		58,000	85,985	1.27
Peru (Rep of) 5.625%, 11/18/2050		44,000	50,820	0.75
			136,805	2.02
Philippines (Cost $214,407)
Philippines (Rep of) 4.000%, 01/15/2021		50,000	53,060	0.78
Philippines (Rep of) 10.625%, 03/16/2025		25,000	38,194	0.57
Philippines (Rep of) 9.500%, 02/02/2030		77,000	121,429	1.79
			212,683	3.14
Poland (Cost $20,120)
Poland (Rep of) 5.000%, 03/23/2022		10,000	10,902	0.16
Poland (Rep of) 3.000%, 03/17/2023		10,000	9,850	0.15
			20,752	0.31
Romania (Cost $127,716)
Romania (Rep of) 6.750%, 02/07/2022		52,000	59,410	0.88
Romania (Rep of) 4.375%, 08/22/2023		62,000	64,077	0.94
Romania (Rep of) 6.125%, 01/22/2044		4,000	4,720	0.07
			128,207	1.89
Russian Federation (Cost $203,488)
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		100,000	102,124	1.51
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		100,000	108,750	1.60
			210,874	3.11
Senegal (Cost $31,833)
Senegal (Rep of) 8.750%, 05/13/2021		30,000	33,172	0.49
			33,172	0.49
Serbia (Cost $51,883)
Serbia (Rep of) 7.250%, 09/28/2021		50,000	56,375	0.83
			56,375	0.83
South Africa (Cost $193,113)
South Africa (Rep of) 5.500%, 03/09/2020		80,000	85,254	1.26

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa - (continued)
South Africa (Rep of) 5.875%, 05/30/2022		100,000	$109,719	1.62
			194,973	2.88
Sri Lanka (Cost $40,048)
Bank of Ceylon 6.875%, 05/03/2017		40,000	40,200	0.59
			40,200	0.59
Turkey (Cost $172,604)
Turkey (Rep of) 6.750%, 04/03/2018		50,000	51,950	0.76
Turkey (Rep of) 5.625%, 03/30/2021		40,000	41,168	0.61
Turkey (Rep of) 6.750%, 05/30/2040		30,000	30,558	0.45
Turkey (Rep of) 6.000%, 01/14/2041		40,000	37,353	0.55
			161,029	2.37
Ukraine (Cost $152,156)
DTEK Finance PLC 10.750%, 12/31/2024(2)		20,000	18,945	0.28
Ukraine (Rep of) 7.750%, 09/01/2027		140,000	128,985	1.90
			147,930	2.18
Uruguay (Cost $100,075)
Uruguay (Rep of) 4.500%, 08/14/2024		32,503	34,323	0.51
Uruguay (Rep of) 7.875%, 01/15/2033		17,000	21,726	0.32
Uruguay (Rep of) 7.625%, 03/21/2036		16,000	20,290	0.30
Uruguay (Rep of) 4.125%, 11/20/2045		10,774	9,266	0.14
Uruguay (Rep of) 5.100%, 06/18/2050		9,000	8,397	0.12
			94,002	1.39
Venezuela (Cost $813,336)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		160,100	149,694	2.21
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		15,300	13,334	0.20
Petroleos de Venezuela S.A. 8.500%, 10/27/2020		373,000	289,075	4.26
Petroleos de Venezuela S.A. 9.000%, 11/17/2021		29,046	16,556	0.24
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		15,000	9,938	0.15
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		12,000	4,530	0.07
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		38,000	19,182	0.28
Venezuela (Rep of) 7.750%, 10/13/2019		24,000	14,460	0.21
Venezuela (Rep of) 6.000%, 12/09/2020		12,000	6,300	0.09
Venezuela (Rep of) 12.750%, 08/23/2022		57,000	37,335	0.55
Venezuela (Rep of) 9.000%, 05/07/2023		21,000	10,632	0.16
Venezuela (Rep of) 8.250%, 10/13/2024		50,000	23,750	0.35
Venezuela (Rep of) 7.650%, 04/21/2025		10,000	4,638	0.07
Venezuela (Rep of) 11.750%, 10/21/2026		174,000	102,225	1.51
Venezuela (Rep of) 9.250%, 09/15/2027		22,000	11,660	0.17
Venezuela (Rep of) 9.250%, 05/07/2028		27,000	12,960	0.19
Venezuela (Rep of) 11.950%, 08/05/2031		204,500	119,121	1.76
			845,390	12.47
Vietnam (Cost $52,221)
Vietnam (Rep of) 6.750%, 01/29/2020		50,000	54,496	0.80
			54,496	0.80
Total Debt Securities (Cost $6,550,142)			6,655,838	98.16

Total Investments (Total Cost $6,550,142)			6,655,838	98.16

Other Assets Less Liabilities			125,029	1.84
Net Assets			$6,780,867	100.00

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

Percentages shown are based on net assets.

At January 31, 2017, the Ashmore Emerging Markets Hard Currency Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/24/2017	Credit Suisse	United States Dollar	53,698	Euro	50,268	$(611)

Total						$(611)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining their fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Hard Currency Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$1,866,472	$—	$1,866,472
Government Agencies	—	247,438	—	247,438
Government Bonds	—	4,541,928	—	4,541,928

Total Investments	$—	$6,655,838	$—	$6,655,838

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(611)	$—	$(611)

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2016.

At January 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$6,620,378

Gross tax appreciation of investments	198,073
Gross tax depreciation of investments	(162,613)

Net tax appreciation of investments	$35,460

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $692,021)
Argentine Bonos del Tesoro 22.750%, 03/05/2018	ARS	10,849,248	$705,404	0.89
			705,404	0.89
Brazil (Cost $9,066,708)
Brazil Letras do Tesouro Nacional 8.771%, 01/01/2020(2)	BRL	20,967,000	4,980,699	6.30
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	6,566,000	2,046,726	2.59
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	3,491,000	1,070,005	1.36
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2025	BRL	4,166,000	1,264,302	1.60
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2027	BRL	2,232,000	672,242	0.85
			10,033,974	12.70
Chile (Cost $44,129)
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	20,000,000	32,962	0.04
			32,962	0.04
Colombia (Cost $5,024,088)
Colombian TES 5.000%, 11/21/2018	COP	857,600,000	286,976	0.36
Colombian TES 7.000%, 09/11/2019	COP	800,400,000	277,684	0.35
Colombian TES 11.000%, 07/24/2020	COP	1,411,700,000	549,247	0.69
Colombian TES 7.000%, 05/04/2022	COP	9,438,000,000	3,294,099	4.17
Colombian TES 7.750%, 09/18/2030	COP	665,500,000	242,292	0.31
Colombian TES 7.000%, 06/30/2032	COP	1,863,000,000	632,502	0.80
			5,282,800	6.68
Egypt (Cost $407,088)
Egypt Treasury Bills 16.236%, 02/14/2017(2)	EGP	275,000	14,438	0.02
Egypt Treasury Bills 15.390%, 02/28/2017(2)	EGP	3,150,000	164,300	0.21
Egypt Treasury Bills 17.386%, 05/02/2017(2)	EGP	4,150,000	209,806	0.26
			388,544	0.49
Hungary (Cost $1,823,634)
Hungary (Rep of) 3.500%, 06/24/2020	HUF	18,350,000	68,505	0.09
Hungary (Rep of) 7.500%, 11/12/2020	HUF	27,590,000	117,027	0.15
Hungary (Rep of) 7.000%, 06/24/2022	HUF	106,100,000	462,419	0.58
Hungary (Rep of) 3.000%, 06/26/2024	HUF	155,320,000	541,819	0.68
Hungary (Rep of) 5.500%, 06/24/2025	HUF	148,640,000	605,831	0.77
			1,795,601	2.27
India (Cost $2,496,226)
India (Rep of) 7.590%, 01/11/2026	INR	160,000,000	2,523,871	3.19
			2,523,871	3.19
Indonesia (Cost $5,702,784)
Indonesia (Rep of) 11.000%, 11/15/2020	IDR	1,039,000,000	87,226	0.11
Indonesia (Rep of) 8.250%, 07/15/2021	IDR	10,539,000,000	814,844	1.03
Indonesia (Rep of) 7.000%, 05/15/2022	IDR	1,041,000,000	77,030	0.10
Indonesia (Rep of) 5.625%, 05/15/2023	IDR	521,000,000	35,268	0.05
Indonesia (Rep of) 8.375%, 03/15/2024	IDR	3,479,000,000	270,017	0.34
Indonesia (Rep of) 8.375%, 09/15/2026	IDR	14,054,000,000	1,105,123	1.40
Indonesia (Rep of) 7.000%, 05/15/2027	IDR	4,801,000,000	343,498	0.43
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	14,786,000,000	1,194,584	1.51
Indonesia (Rep of) 8.750%, 05/15/2031	IDR	6,250,000,000	493,590	0.62

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Indonesia (Rep of) 8.250%, 06/15/2032	IDR	1,145,000,000	$86,823	0.11
Indonesia (Rep of) 6.625%, 05/15/2033	IDR	4,037,000,000	262,073	0.33
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	5,575,000,000	427,585	0.54
Indonesia (Rep of) 8.250%, 05/15/2036	IDR	6,135,000,000	464,744	0.59
			5,662,405	7.16
Malaysia (Cost $4,040,513)
Malaysia (Rep of) 4.240%, 02/07/2018	MYR	3,580,000	817,683	1.03
Malaysia (Rep of) 3.580%, 09/28/2018	MYR	2,020,000	458,601	0.58
Malaysia (Rep of) 3.654%, 10/31/2019	MYR	701,000	159,245	0.20
Malaysia (Rep of) 3.492%, 03/31/2020	MYR	421,000	94,826	0.12
Malaysia (Rep of) 3.620%, 11/30/2021	MYR	1,960,000	442,762	0.56
Malaysia (Rep of) 3.418%, 08/15/2022	MYR	1,704,000	376,744	0.48
Malaysia (Rep of) 3.795%, 09/30/2022	MYR	372,000	83,562	0.11
Malaysia (Rep of) 3.480%, 03/15/2023	MYR	1,966,000	433,398	0.55
Malaysia (Rep of) 3.800%, 08/17/2023	MYR	1,000	224	—
Malaysia (Rep of) 4.181%, 07/15/2024	MYR	1,477,000	335,705	0.42
Malaysia (Rep of) 3.955%, 09/15/2025	MYR	390,000	86,731	0.11
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	365,000	83,214	0.10
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	233,000	52,458	0.07
Malaysia (Rep of) 3.844%, 04/15/2033	MYR	164,000	33,379	0.04
Malaysia Government Investment Issue 4.194%, 07/15/2022	MYR	633,000	144,560	0.18
Malaysia Government Investment Issue 4.390%, 07/07/2023	MYR	912,000	209,888	0.27
			3,812,980	4.82
Mexico (Cost $3,735,473)
Mexican Bonos 5.000%, 12/11/2019	MXN	32,950,000	1,504,064	1.91
Mexican Bonos 6.500%, 06/10/2021	MXN	13,300,000	623,658	0.79
Mexican Udibonos 4.000%, 06/13/2019(3)	MXN	5,000,000	1,401,076	1.77
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	2,540,000	103,852	0.13
			3,632,650	4.60
Peru (Cost $1,824,411)
Peru (Rep of) 5.700%, 08/12/2024	PEN	880,000	269,841	0.34
Peru (Rep of) 8.200%, 08/12/2026	PEN	1,501,000	529,508	0.67
Peru (Rep of) 6.350%, 08/12/2028	PEN	1,174,000	361,821	0.46
Peru (Rep of) 6.950%, 08/12/2031	PEN	1,869,000	596,949	0.76
			1,758,119	2.23
Philippines (Cost $768,925)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	10,000,000	204,963	0.26
Philippines (Rep of) 3.900%, 11/26/2022	PHP	10,000,000	193,670	0.24
Philippines (Rep of) 6.250%, 01/14/2036	PHP	10,000,000	218,025	0.28
			616,658	0.78
Poland (Cost $2,912,460)
Poland (Rep of) 5.750%, 09/23/2022	PLN	3,316,000	932,358	1.18
Poland (Rep of) 2.750%, 08/25/2023(3)	PLN	324,000	101,688	0.13
Poland (Rep of) 4.000%, 10/25/2023	PLN	792,000	203,740	0.26
Poland (Rep of) 3.250%, 07/25/2025	PLN	4,462,000	1,079,161	1.37
Poland (Rep of) 2.500%, 07/25/2026	PLN	560,000	125,810	0.16
Poland (Rep of) 5.750%, 04/25/2029	PLN	230,000	67,430	0.08
			2,510,187	3.18
Russian Federation (Cost $3,873,389)
Russian Federal Bond - OFZ 6.400%, 05/27/2020	RUB	9,830,000	155,649	0.20
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	27,849,000	456,936	0.58

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Russian Federal Bond - OFZ 7.500%, 08/18/2021	RUB	27,265,000	$445,314	0.56
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	12,330,000	195,952	0.25
Russian Federal Bond - OFZ 7.000%, 08/16/2023	RUB	23,058,000	365,333	0.46
Russian Federal Bond - OFZ 7.750%, 09/16/2026	RUB	48,581,000	787,020	0.99
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	12,776,000	196,243	0.25
Russian Federal Bond - OFZ 8.500%, 09/17/2031	RUB	55,304,000	939,584	1.19
			3,542,031	4.48
South Africa (Cost $8,991,309)
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	17,809,810	1,279,002	1.62
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	14,507,900	1,194,008	1.51
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	9,160,000	616,614	0.78
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	28,153,860	1,723,969	2.18
South Africa (Rep of) 8.250%, 03/31/2032	ZAR	8,120,000	548,113	0.69
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	3,950,000	210,491	0.27
South Africa (Rep of) 8.500%, 01/31/2037	ZAR	12,030,000	809,787	1.03
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	4,600,000	244,331	0.31
South Africa (Rep of) 8.750%, 01/31/2044	ZAR	8,470,000	577,533	0.73
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	11,995,900	816,335	1.03
			8,020,183	10.15
Thailand (Cost $2,549,625)
Thailand (Rep of) 3.625%, 06/16/2023	THB	16,268,000	494,950	0.63
Thailand (Rep of) 3.850%, 12/12/2025	THB	4,647,000	143,500	0.18
Thailand (Rep of) 2.125%, 12/17/2026	THB	10,674,000	286,472	0.36
Thailand (Rep of) 1.250%, 03/12/2028(3)	THB	10,000,000	271,418	0.35
Thailand (Rep of) 3.400%, 06/17/2036	THB	35,643,000	1,010,339	1.28
Thailand (Rep of) 4.675%, 06/29/2044	THB	2,857,000	97,277	0.12
			2,303,956	2.92
Turkey (Cost $7,690,014)
Turkey (Rep of) 8.300%, 06/20/2018	TRY	1,932,000	495,398	0.63
Turkey (Rep of) 8.500%, 07/10/2019	TRY	2,731,510	687,194	0.87
Turkey (Rep of) 9.400%, 07/08/2020	TRY	3,088,340	786,583	0.99
Turkey (Rep of) 10.700%, 02/17/2021	TRY	1,093,000	288,809	0.37
Turkey (Rep of) 9.500%, 01/12/2022	TRY	1,187,000	299,648	0.38
Turkey (Rep of) 3.000%, 02/23/2022(3)	TRY	1,579,810	613,606	0.78
Turkey (Rep of) 8.500%, 09/14/2022	TRY	1,045,000	250,926	0.32
Turkey (Rep of) 7.100%, 03/08/2023	TRY	2,004,700	445,235	0.56
Turkey (Rep of) 8.800%, 09/27/2023	TRY	2,293,810	552,000	0.70
Turkey (Rep of) 10.600%, 02/11/2026	TRY	1,780,000	469,160	0.59
			4,888,559	6.19
Total Debt Securities (Cost $61,642,797)			57,510,884	72.77

Total Investments in Securities (Cost $61,642,797)			$57,510,884	72.77

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Fully Funded Total Return Swaps Indonesia (Cost $2,760,631)
Indonesia (Rep of), Issued by ANZ Banking Corp., 7.875%, 04/15/2019	IDR	1,456,000,000	$111,257	0.14
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2024	IDR	9,817,000,000	761,929	0.97
Indonesia (Rep of), Issued by ANZ Banking Corp., 7.000%, 05/15/2027	IDR	941,000,000	67,326	0.09
Indonesia (Rep of), Issued by ANZ Banking Corp., 10.500%, 08/15/2030	IDR	600,000,000	53,888	0.07
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2034	IDR	3,819,000,000	292,905	0.37
Indonesia (Rep of), Issued by HSBC Bank, 10.500%, 08/15/2030	IDR	1,949,000,000	175,045	0.22
Indonesia (Rep of), Issued by HSBC Bank, 8.250%, 06/15/2032	IDR	30,000,000	2,275	—
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2024	IDR	2,600,000,000	201,795	0.26
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/15/2027	IDR	6,009,000,000	429,927	0.54
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	1,064,000,000	95,560	0.12
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2034	IDR	1,166,000,000	89,429	0.11
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/15/2036	IDR	2,022,000,000	153,172	0.19
			2,434,508	3.08
Total Fully Funded Total Return Swaps (Cost $2,760,631)			2,434,508	3.08

Total Investments (Total Cost $64,403,428)			59,945,392	75.85

Other Assets Less Liabilities			19,089,233	24.15
Net Assets			$79,034,625	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond - interest rate reflects effective yield on the date of purchase.
(3)	Inflation-indexed bonds are shown at original par and stated coupon rate.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

At January 31, 2017, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2017	Deutsche Bank	Brazilian Real	1,205,959	United States Dollar	358,000	$24,710
02/02/2017	Deutsche Bank	Brazilian Real	1,036,647	United States Dollar	307,000	21,979
02/02/2017	Santander	Brazilian Real	1,481,025	United States Dollar	455,000	15,003
02/02/2017	BNP Paribas	United States Dollar	217,000	Brazilian Real	711,543	(8,808)
02/02/2017	JP Morgan	United States Dollar	406,616	Brazilian Real	1,317,437	(11,472)
02/02/2017	JP Morgan	United States Dollar	504,661	Brazilian Real	1,694,650	(33,136)
02/28/2017	Barclays	Indian Rupee	39,624,200	United States Dollar	574,222	10,945
02/28/2017	Deutsche Bank	Indian Rupee	8,792,079	United States Dollar	127,320	2,521
02/28/2017	Goldman Sachs	Indian Rupee	41,840,500	United States Dollar	606,384	11,513
02/28/2017	Merrill Lynch	Polish Zloty	6,524,202	United States Dollar	1,561,916	66,476
02/28/2017	Standard Chartered	Polish Zloty	2,427,327	United States Dollar	597,067	8,775
02/28/2017	JP Morgan	Romanian Leu	3,301,472	United States Dollar	773,586	19,500
02/28/2017	Citibank	Russian Ruble	80,907,993	United States Dollar	1,221,391	120,022
02/28/2017	HSBC Bank	South African Rand	1,883,954	United States Dollar	133,442	5,730
02/28/2017	HSBC Bank	Turkish Lira	880,810	United States Dollar	226,884	4,881
02/28/2017	JP Morgan	Turkish Lira	989,103	United States Dollar	282,682	(22,422)
02/28/2017	Standard Chartered	Turkish Lira	962,485	United States Dollar	251,000	2,256
02/28/2017	Barclays	United States Dollar	1,328,185	Indian Rupee	90,256,779	(4,721)
02/28/2017	Deutsche Bank	United States Dollar	538,749	Indian Rupee	36,925,833	(6,569)
02/28/2017	ANZ	United States Dollar	140,805	Indonesian Rupiah	1,911,422,000	(2,101)
03/02/2017	Deutsche Bank	Brazilian Real	2,682,884	United States Dollar	835,000	10,362
03/02/2017	Goldman Sachs	Brazilian Real	12,771,050	United States Dollar	3,657,597	366,492
03/02/2017	JP Morgan	Brazilian Real	1,317,437	United States Dollar	403,688	11,429
03/02/2017	JP Morgan	Brazilian Real	228,776	United States Dollar	72,037	49
03/02/2017	Merrill Lynch	Brazilian Real	9,814,813	United States Dollar	2,812,348	280,247
03/02/2017	JP Morgan	United States Dollar	580,000	Brazilian Real	1,825,144	4,907
03/06/2017	HSBC Bank	Chinese Offshore Yuan	5,017,910	United States Dollar	788,298	(57,092)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	10,100,000	United States Dollar	1,584,687	(112,923)
03/06/2017	HSBC Bank	United States Dollar	1,810,000	Chinese Offshore Yuan	11,296,210	163,926
03/06/2017	HSBC Bank	United States Dollar	600,000	Chinese Offshore Yuan	3,821,700	43,105
03/31/2017	BNP Paribas	Hungarian Forint	302,420,012	United States Dollar	1,051,110	3,934
03/31/2017	Merrill Lynch	Mexican Peso	40,674,280	United States Dollar	2,276,503	(342,509)
03/31/2017	Santander	Mexican Peso	40,669,138	United States Dollar	2,279,788	(346,038)
03/31/2017	BNP Paribas	Polish Zloty	7,869,961	United States Dollar	1,878,721	84,727
03/31/2017	HSBC Bank	Polish Zloty	1,618,218	United States Dollar	398,380	5,344
03/31/2017	Merrill Lynch	Romanian Leu	3,809,198	United States Dollar	911,575	4,463
03/31/2017	Barclays	Russian Ruble	85,200,012	United States Dollar	1,308,354	88,080
03/31/2017	BNP Paribas	Thai Baht	38,680,384	United States Dollar	1,093,939	4,010
03/31/2017	Citibank	Thai Baht	34,534,000	United States Dollar	974,848	5,406
03/31/2017	HSBC Bank	Thai Baht	25,119,000	United States Dollar	708,975	4,032
03/31/2017	Standard Chartered	Thai Baht	22,778,000	United States Dollar	642,086	4,472
03/31/2017	ANZ	United States Dollar	173,265	Indonesian Rupiah	2,327,810,474	(50)
03/31/2017	Deutsche Bank	United States Dollar	165,217	Indonesian Rupiah	2,223,000,000	(294)
03/31/2017	Barclays	United States Dollar	1,551,515	Korean Won	1,869,497,433	(72,292)
03/31/2017	Citibank	United States Dollar	759,000	Korean Won	892,181,730	(15,930)
03/31/2017	HSBC Bank	United States Dollar	47,638	Korean Won	57,403,250	(2,222)
03/31/2017	Deutsche Bank	United States Dollar	282,962	Mexican Peso	6,266,194	(14,985)
03/31/2017	JP Morgan	United States Dollar	1,800,000	Mexican Peso	35,080,425	131,984
03/31/2017	Merrill Lynch	United States Dollar	83,540	Mexican Peso	1,831,111	(3,526)
03/31/2017	Merrill Lynch	United States Dollar	432,498	Mexican Peso	9,415,053	(15,172)
03/31/2017	Merrill Lynch	United States Dollar	293,284	Philippine Peso	14,702,307	(1,492)
03/31/2017	HSBC Bank	United States Dollar	1,952,658	Singapore Dollar	2,790,153	(28,095)
04/28/2017	BNP Paribas	Argentine Peso	3,143,550	United States Dollar	190,000	(77)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/28/2017	BNP Paribas	Argentine Peso	3,136,900	United States Dollar	190,000	$(479)
04/28/2017	Deutsche Bank	Argentine Peso	1,435,704	United States Dollar	87,171	(430)
04/28/2017	JP Morgan	Argentine Peso	2,578,100	United States Dollar	155,000	760
04/28/2017	HSBC Bank	Chilean Peso	31,682,863	United States Dollar	47,690	891
04/28/2017	Credit Suisse	Colombian Peso	594,615,619	United States Dollar	199,068	1,379
04/28/2017	Credit Suisse	Colombian Peso	684,480,000	United States Dollar	230,000	741
04/28/2017	JP Morgan	Hungarian Forint	290,560,404	United States Dollar	1,010,645	3,923
04/28/2017	Deutsche Bank	Mexican Peso	19,347,995	United States Dollar	905,000	11,354
04/28/2017	Deutsche Bank	Mexican Peso	16,611,325	United States Dollar	780,000	6,740
04/28/2017	Deutsche Bank	Mexican Peso	5,885,796	United States Dollar	280,000	(1,239)
04/28/2017	Santander	Mexican Peso	21,764,753	United States Dollar	978,499	52,316
04/28/2017	Credit Suisse	Peruvian Nuevo Sol	5,426,098	United States Dollar	1,606,067	38,206
04/28/2017	HSBC Bank	Polish Zloty	3,446,205	United States Dollar	847,311	12,117
04/28/2017	Deutsche Bank	Romanian Leu	2,680,871	United States Dollar	642,517	2,529
04/28/2017	HSBC Bank	Russian Ruble	15,406,433	United States Dollar	252,180	(214)
04/28/2017	BNP Paribas	United States Dollar	240,678	Argentine Peso	4,061,443	(4,701)
04/28/2017	Deutsche Bank	United States Dollar	156,203	Peruvian Nuevo Sol	518,734	(989)
04/28/2017	Standard Chartered	United States Dollar	22,805	Russian Ruble	1,377,058	284
04/28/2017	Barclays	United States Dollar	398,292	South African Rand	5,398,769	3,857
04/28/2017	Barclays	United States Dollar	394,733	South African Rand	5,398,770	298
05/11/2017	HSBC Bank	Chinese Offshore Yuan	5,296,871	United States Dollar	790,000	(25,315)
05/11/2017	HSBC Bank	Chinese Offshore Yuan	4,682,738	United States Dollar	701,429	(25,403)
05/11/2017	ANZ	United States Dollar	37,000	Chinese Offshore Yuan	248,714	1,094
05/11/2017	HSBC Bank	United States Dollar	1,454,000	Chinese Offshore Yuan	9,730,895	49,195
09/08/2017	JP Morgan	Czech Koruna	3,222,048	Euro	120,284	(37)
09/08/2017	Merrill Lynch	Czech Koruna	44,740,970	Euro	1,670,000	(244)
10/03/2017	Deutsche Bank	United States Dollar	702,000	Brazilian Real	2,497,014	(46,954)
10/03/2017	Deutsche Bank	United States Dollar	1,318,000	Brazilian Real	4,694,057	(89,935)
10/03/2017	Goldman Sachs	United States Dollar	2,020,000	Brazilian Real	7,177,060	(132,686)
01/03/2018	Santander	United States Dollar	4,000,000	Brazilian Real	14,282,000	(212,927)
01/05/2018	BNP Paribas	Czech Koruna	7,165,596	United States Dollar	290,000	4,837
01/05/2018	BNP Paribas	Czech Koruna	6,674,653	United States Dollar	269,956	4,681
01/05/2018	Citibank	Czech Koruna	9,242,280	United States Dollar	374,469	5,816
01/05/2018	Standard Chartered	Czech Koruna	6,674,653	United States Dollar	270,333	4,304
01/05/2018	BNP Paribas	United States Dollar	1,176,795	Euro	1,093,625	(25,238)
Total						$67,885

At January 31, 2017, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/ (Loss)	Counterparty
Brazil CETIP Interbank Deposit Rate	13.055%	BRL	3,650,266	01/04/2021	$109,406	HSBC Bank
Brazil CETIP Interbank Deposit Rate	15.630%	BRL	2,039,065	01/02/2019	84,909	BNP Paribas
Brazil CETIP Interbank Deposit Rate	12.270%	BRL	5,207,704	01/02/2019	43,159	BNP Paribas
Brazil CETIP Interbank Deposit Rate	12.135%	BRL	5,191,414	01/02/2019	39,318	BNP Paribas
Brazil CETIP Interbank Deposit Rate	12.340%	BRL	3,954,419	01/04/2021	74,644	HSBC Bank
Brazil CETIP Interbank Deposit Rate	11.998%	BRL	11,637,308	01/02/2019	84,056	BNP Paribas

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/ (Loss)	Counterparty
Brazil CETIP Interbank Deposit Rate	12.055%	BRL	2,219,595	01/02/2019	$17,050	BNP Paribas
Brazil CETIP Interbank Deposit Rate	12.016%	BRL	7,440,313	01/02/2019	55,532	BNP Paribas
Brazil CETIP Interbank Deposit Rate	11.265%	BRL	42,559,544	01/02/2019	191,619	HSBC Bank
Brazil CETIP Interbank Deposit Rate	10.476%	BRL	13,264,541	01/02/2019	(6,779)	HSBC Bank
Brazil CETIP Interbank Deposit Rate	10.450%	BRL	7,341,744	01/02/2019	(3,072)	HSBC Bank
Brazil CETIP Interbank Deposit Rate	10.487%	BRL	7,339,862	01/02/2019	(4,797)	HSBC Bank
Brazil CETIP Interbank Deposit Rate	10.465%	BRL	13,843,989	01/02/2019	(6,202)	BNP Paribas
Brazil CETIP Interbank Deposit Rate	10.495%	BRL	8,941,066	01/02/2020	3,526	BNP Paribas
Brazil CETIP Interbank Deposit Rate	10.365%	BRL	7,261,155	01/02/2019	(412)	BNP Paribas
Brazil CETIP Interbank Deposit Rate	10.518%	BRL	8,498,205	01/04/2021	(2,226)	HSBC Bank
Brazil CETIP Interbank Deposit Rate	10.410%	BRL	33,089,635	01/02/2019	(12,884)	HSBC Bank
Brazil CETIP Interbank Deposit Rate	10.438%	BRL	9,870,857	01/02/2020	1,511	HSBC Bank
INR-MIBOR-OIS-COMPOUND 6 Month Rate	6.120%	INR	135,000,000	11/25/2021	15,871	HSBC Bank
INR-MIBOR-OIS-COMPOUND 6 Month Rate	6.150%	INR	44,014,200	11/30/2021	4,313	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate	5.645%	MXN	10,000,000	08/11/2021	(35,100)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate	5.900%	MXN	23,500,000	09/13/2021	(72,519)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate	6.295%	MXN	5,300,000	09/11/2026	(28,323)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate	6.800%	MXN	65,700,000	11/14/2018	(25,003)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate	6.860%	MXN	69,000,000	11/16/2018	(22,992)	BNP Paribas
MXN-TIIE-BANXICO 28 Day Rate	7.315%	MXN	43,000,000	11/23/2021	(16,447)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate	7.330%	MXN	8,000,000	11/26/2021	(2,836)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate	6.530%	MXN	7,600,000	10/26/2026	(34,942)	BNP Paribas
MYR-KLIBOR-BNM 3 Month Rate	3.600%	MYR	750,000	08/18/2026	(11,067)	HSBC Bank
MYR-KLIBOR-BNM 3 Month Rate	3.555%	MYR	7,821,000	03/18/2018	(623)	HSBC Bank
MYR-KLIBOR-BNM 3 Month Rate	3.560%	MYR	6,747,300	03/22/2018	(454)	HSBC Bank
MYR-KLIBOR-BNM 3 Month Rate	4.055%	MYR	2,500,000	04/27/2026	(15,389)	HSBC Bank
WIBOR Poland 6 Month Rate	1.955%	PLN	6,400,000	09/24/2020	(22,985)	BNP Paribas
Johannesburg Interbank Agreed Rate 3 Month	8.030%	ZAR	8,800,000	09/30/2026	(7,889)	JP Morgan
Johannesburg Interbank Agreed Rate 3 Month	7.980%	ZAR	2,200,000	10/04/2026	(2,531)	HSBC Bank

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/ (Loss)	Counterparty
Johannesburg Interbank Agreed Rate 3 Month	8.105%	ZAR	5,000,000	10/07/2026	$(2,644)	HSBC Bank

					$386,798

At January 31, 2017, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Variation Margin Receivable (Payable)	Counterparty
Budapest Interbank 6 Month Rate	1.820%	HUF	91,600,000	10/07/2020	$9,134	HSBC Bank
Budapest Interbank 6 Month Rate	1.795%	HUF	93,000,000	10/09/2020	8,965	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate	6.000%	MXN	17,500,000	01/29/2026	(98,177)	BNP Paribas
MXN-TIIE-BANXICO 28 Day Rate	8.100%	MXN	13,700,000	01/04/2027	10,885	HSBC Bank
WIBOR Poland 6 Month Rate	1.853%	PLN	1,300,000	04/21/2021	(8,005)	HSBC Bank
WIBOR Poland 6 Month Rate	2.290%	PLN	690,000	11/03/2025	(9,349)	HSBC Bank
WIBOR Poland 6 Month Rate	2.375%	PLN	1,290,000	05/04/2026	(17,148)	HSBC Bank
WIBOR Poland 6 Month Rate	2.110%	PLN	1,300,000	07/07/2026	(25,031)	Citibank
US 3 Month LIBOR	2.217%	USD	840,000	11/28/2026	9,642	HSBC Bank
US 3 Month LIBOR	2.130%	USD	900,000	11/16/2026	17,231	BNP Paribas

					$(101,853)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilties in markets that are active, quoted prices for identical or similar assets or liabilties in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2017:

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$103,852	$—	$103,852
Financial Certificates	—	354,448	—	354,448
Government Bonds	—	54,664,796	—	54,664,796
Index Linked Government Bonds	—	2,387,788	—	2,387,788

Total Debt Securities	—	57,510,884	—	57,510,884
Fully Funded Total Return Swaps	—	2,434,508	—	2,434,508

Total Investments	$—	$59,945,392	$—	$59,945,392

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,736,602	$—	$1,736,602
Interest Rate Swap Contracts	—	724,914	—	724,914
Centrally Cleared Swap Contracts	—	55,857	—	55,857
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(1,668,717)	—	(1,668,717)
Interest Rate Swap Contracts	—	(338,116)	—	(338,116)
Centrally Cleared Swap Contracts	—	(157,710)	—	(157,710)

Total Other Financial Instruments	$—	$352,830	$—	$352,830

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2016.

At January 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$64,613,228

Gross tax appreciation of investments	1,476,880
Gross tax depreciation of investments	(6,144,716)

Net tax depreciation of investments	$(4,667,836)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $1,176,144)
YPF S.A. 8.500%, 07/28/2025		1,175,000	$1,236,464	0.48
			1,236,464	0.48
Barbados (Cost $2,682,851)
Columbus Cable Barbados Ltd. 7.375%, 03/30/2021		2,540,000	2,698,750	1.05
			2,698,750	1.05
Brazil (Cost $37,330,654)
Andrade Gutierrez International S.A. 4.000%, 04/30/2018		1,275,000	1,153,875	0.45
Banco do Brasil S.A., FRN 8.500%, 10/20/2020		2,175,000	2,354,438	0.91
Braskem Finance Ltd. 6.450%, 02/03/2024		770,000	824,131	0.32
BRF GmbH 4.350%, 09/29/2026		300,000	282,375	0.11
Embraer Netherlands Finance B.V. 5.050%, 06/15/2025		370,000	370,462	0.14
Globo Comunicacao e Participacoes S.A., FRN 4.843%, 06/08/2025		850,000	831,937	0.32
GTL Trade Finance Inc 5.893%, 04/29/2024		840,000	850,500	0.33
Marfrig Holdings Europe B.V. 8.000%, 06/08/2023		2,355,000	2,481,581	0.96
Marfrig Overseas Ltd. 9.500%, 05/04/2020		2,185,000	2,253,281	0.87
Minerva Luxembourg S.A. 12.250%, 02/10/2022		200,000	213,000	0.08
Petrobras Global Finance B.V. 5.375%, 01/27/2021		3,400,000	3,422,270	1.33
Petrobras Global Finance B.V. 6.250%, 03/17/2024		1,190,000	1,194,760	0.46
Petrobras Global Finance B.V. 8.750%, 05/23/2026		2,415,000	2,720,256	1.05
Petrobras Global Finance B.V. 6.875%, 01/20/2040		6,586,000	5,864,998	2.28
Petrobras Global Finance B.V. 6.750%, 01/27/2041		115,000	102,385	0.04
Petrobras Global Finance B.V. 6.850%, 06/05/2115		1,707,000	1,434,392	0.56
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		1,388,093	1,339,510	0.52
QGOG Constellation S.A. 6.250%, 11/09/2019		5,459,000	4,094,250	1.59
Raizen Fuels Finance S.A. 5.300%, 01/20/2027(2)		300,000	299,400	0.12
Vale Overseas Ltd. 5.875%, 06/10/2021		930,000	995,100	0.39
Vale Overseas Ltd. 6.875%, 11/21/2036		3,118,000	3,239,602	1.26
Vale Overseas Ltd. 6.875%, 11/10/2039		4,137,000	4,255,939	1.65
			40,578,442	15.74
Chile (Cost $1,428,358)
Cencosud S.A. 5.500%, 01/20/2021		200,000	215,741	0.08
Empresa Electrica Guacolda S.A. 4.560%, 04/30/2025		450,000	421,208	0.16
Enel Americas S.A. 4.000%, 10/25/2026		600,000	585,120	0.23
Inversiones CMPC S.A. 4.375%, 05/15/2023		200,000	201,528	0.08
			1,423,597	0.55
China (Cost $8,570,806)
Alibaba Group Holding Ltd. 3.125%, 11/28/2021		650,000	652,947	0.25
Baidu, Inc. 3.500%, 11/28/2022		400,000	402,197	0.16
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015(3)(4)		60,000	2,400	—
China Overseas Finance Cayman III Ltd. 3.375%, 10/29/2018		215,000	219,049	0.08
China Overseas Finance Cayman V Ltd. 3.950%, 11/15/2022		300,000	303,835	0.12
China Railway Resources Huitung Ltd. 3.850%, 02/05/2023		405,000	412,460	0.16
CITIC Ltd. 6.875%, 01/21/2018		1,080,000	1,125,627	0.44
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(2)(3)(4)(5)(6)		282,201	—	—
Franshion Brilliant Ltd. 5.750%, 03/19/2019		615,000	647,287	0.25
ICBC Standard Bank PLC 8.125%, 12/02/2019		490,000	540,102	0.21
Kaisa Group Holdings Ltd. 7.560%, 12/31/2019(7)		303,363	290,864	0.11

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
Kaisa Group Holdings Ltd. 7.560%, 06/30/2020(7)		703,432	$667,684	0.26
Kaisa Group Holdings Ltd. 7.560%, 12/31/2020(7)		723,680	680,397	0.26
Kaisa Group Holdings Ltd. 7.560%, 06/30/2021(7)		547,717	514,761	0.20
Kaisa Group Holdings Ltd. 7.560%, 12/31/2021(7)		638,744	601,531	0.23
Sinopec Group Overseas Development 2013 Ltd. 4.375%, 10/17/2023		465,000	489,929	0.19
Tencent Holdings Ltd. 3.375%, 05/02/2019		820,000	838,424	0.33
			8,389,494	3.25
Colombia (Cost $7,944,881)
Banco Bilbao Vizcaya Argentaria Colombia S.A. 4.875%, 04/21/2025		900,000	902,250	0.35
Ecopetrol S.A. 5.875%, 09/18/2023		980,000	1,046,150	0.41
Ecopetrol S.A. 7.375%, 09/18/2043		1,100,000	1,128,820	0.44
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	3,260,000,000	844,651	0.33
GrupoSura Finance S.A. 5.500%, 04/29/2026		600,000	626,400	0.24
Millicom International Cellular S.A. 6.000%, 03/15/2025		2,000,000	2,036,420	0.79
Transportadora de Gas Internacional S.A. ESP 5.700%, 03/20/2022		805,000	827,137	0.32
			7,411,828	2.88
Czech Republic (Cost $1,965,282)
New World Resources N.V. 8.000%, 04/07/2020(7)	EUR	1,612,728	—	—
New World Resources N.V. 4.000%, 10/07/2020(6)(7)	EUR	700,590	—	—
New World Resources N.V. 16.697%, 10/07/2020(2)(5)(6)(8)	EUR	101,612	—	—
			—	—
Ecuador (Cost $8,276,934)
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 6.627%, 09/24/2019		8,978,894	9,155,779	3.55
			9,155,779	3.55
Guatemala (Cost $3,017,065)
Comcel Trust via Comunicaciones Celulares S.A. 6.875%, 02/06/2024		2,995,000	3,137,262	1.22
			3,137,262	1.22
Hong Kong (Cost $1,136,949)
Hutchison Whampoa International 14 Ltd. 3.625%, 10/31/2024		630,000	632,738	0.25
PCCW-HKT Capital No. 5 Ltd. 3.750%, 03/08/2023		470,000	477,549	0.18
			1,110,287	0.43
India (Cost $1,284,478)
Bharat Petroleum Corp. Ltd. 4.000%, 05/08/2025		740,000	734,807	0.28
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/2023		510,000	534,569	0.21
			1,269,376	0.49
Indonesia (Cost $3,633,152)
Golden Legacy Pte. Ltd. 8.250%, 06/07/2021		1,185,000	1,231,514	0.48
Indo Energy Finance II B.V. 6.375%, 01/24/2023		2,745,000	2,092,305	0.81
Pertamina Persero PT 6.000%, 05/03/2042		440,000	434,050	0.17
			3,757,869	1.46
Ireland (Cost $1,800,000)
Oilflow SPV 1 DAC 12.000%, 01/13/2022(2)		1,800,000	1,820,246	0.71
			1,820,246	0.71

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Israel (Cost $8,710,875)
Altice Financing S.A. 7.500%, 05/15/2026		5,165,000	$5,449,075	2.12
Altice Finco S.A. 7.625%, 02/15/2025		1,055,000	1,090,606	0.42
Israel Electric Corp. Ltd. 5.625%, 06/21/2018		565,000	588,097	0.23
Israel Electric Corp. Ltd. 7.250%, 01/15/2019		780,000	844,506	0.33
Israel Electric Corp. Ltd. 5.000%, 11/12/2024(2)		445,000	465,279	0.18
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/2021		490,000	495,188	0.19
			8,932,751	3.47
Jamaica (Cost $20,244,641)
Digicel Group Ltd. 8.250%, 09/30/2020		12,475,000	11,055,969	4.29
Digicel Group Ltd. 7.125%, 04/01/2022		4,145,000	3,314,176	1.29
Digicel Ltd. 6.000%, 04/15/2021		4,990,000	4,652,177	1.80
			19,022,322	7.38
Kazakhstan (Cost $16,162,807)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		390,000	380,235	0.15
Kazakhstan Temir Zholy National Co. JSC 6.375%, 10/06/2020		780,000	836,753	0.32
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	2,325,000	2,452,111	0.95
Kazkommertsbank JSC 8.500%, 05/11/2018		2,450,000	2,393,268	0.93
Kazkommertsbank JSC 5.500%, 12/21/2022		3,603,255	3,126,256	1.21
KazMunayGas National Co. JSC 6.375%, 04/09/2021		565,000	615,522	0.24
Tengizchevroil Finance Co. International Ltd. 4.000%, 08/15/2026		730,000	684,290	0.27
Zhaikmunai LLP 6.375%, 02/14/2019		2,490,000	2,439,254	0.95
Zhaikmunai LLP 7.125%, 11/13/2019		3,730,000	3,664,725	1.42
			16,592,414	6.44
Kuwait (Cost $1,564,454)
Equate Petrochemical B.V. 3.000%, 03/03/2022		320,000	310,189	0.12
Equate Petrochemical B.V. 4.250%, 11/03/2026		690,000	677,925	0.26
NBK Tier 1 Financing Ltd., FRN 5.750%, 04/09/2021		580,000	595,950	0.23
			1,584,064	0.61
Mexico (Cost $6,398,903)
Alfa S.A.B. de C.V. 6.875%, 03/25/2044		310,000	293,725	0.12
Banco Inbursa S.A. Institucion de Banca Multiple 4.125%, 06/06/2024		345,000	337,168	0.13
BBVA Bancomer S.A. 6.750%, 09/30/2022		220,000	239,250	0.09
Cemex S.A.B. de C.V. 7.750%, 04/16/2026		2,325,000	2,583,656	1.00
Grupo Posadas S.A.B. de C.V. 7.875%, 06/30/2022		2,230,000	2,238,363	0.87
Mexico Generadora de Energia S. de rl 5.500%, 12/06/2032		570,057	565,383	0.22
Southern Copper Corp. 7.500%, 07/27/2035		175,000	208,410	0.08
			6,465,955	2.51
Mongolia (Cost $6,851,395)
Mongolian Mining Corp. 8.875%, 03/29/2017(3)		9,157,000	4,761,640	1.85
			4,761,640	1.85
Morocco (Cost $725,216)
OCP S.A. 4.500%, 10/22/2025		730,000	699,705	0.27
			699,705	0.27
Nigeria (Cost $10,225,014)
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.250%, 08/07/2020		2,210,000	1,895,844	0.74
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.000%, 07/23/2021		3,506,000	2,919,446	1.13
Sea Trucks Group Ltd. 9.000%, 03/26/2018		3,432,000	1,304,160	0.51

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Nigeria - (continued)
Seven Energy Finance Ltd. 10.250%, (100% Cash), 10/11/2021(7)		2,845,531	$1,118,863	0.43
			7,238,313	2.81
Panama (Cost $2,311,769)
Sable International Finance Ltd. 6.875%, 08/01/2022		2,310,000	2,424,068	0.94
			2,424,068	0.94
Peru (Cost $3,786,934)
Banco de Credito del Peru 4.250%, 04/01/2023		270,000	278,910	0.11
Banco de Credito del Peru, FRN 6.125%, 04/24/2027		720,000	788,400	0.30
BBVA Banco Continental S.A., FRN 5.250%, 09/22/2029		1,075,000	1,115,312	0.43
Kallpa Generacion S.A. 4.875%, 05/24/2026		600,000	612,000	0.24
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034		335,000	355,519	0.14
Minsur S.A. 6.250%, 02/07/2024		600,000	634,500	0.25
			3,784,641	1.47
Qatar (Cost $2,498,781)
Ezdan Sukuk Co. Ltd. 4.375%, 05/18/2021		1,035,000	1,037,691	0.40
Ooredoo International Finance Ltd. 3.250%, 02/21/2023		915,000	903,160	0.35
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.838%, 09/30/2027		500,000	561,565	0.22
			2,502,416	0.97
Russian Federation (Cost $25,012,752)
CEDC Finance Corp. International, Inc. 10.000%, 04/30/2018(3)		2,786,198	807,997	0.31
CEDC Finance Corp. International, Inc., FRN 10.000%, 04/30/2018(3)		2,054,691	1,849,222	0.72
Credit Bank of Moscow Via CBOM Finance PLC 8.700%, 11/13/2018		6,090,000	6,320,640	2.45
Gazprom Neft OAO Via GPN Capital S.A. 6.000%, 11/27/2023		605,000	647,350	0.25
Gazprom OAO Via Gaz Capital S.A. 8.625%, 04/28/2034		300,000	386,250	0.15
GTH Finance B.V. 7.250%, 04/26/2023		2,420,000	2,637,800	1.02
Lukoil International Finance B.V. 7.250%, 11/05/2019		340,000	376,278	0.15
Lukoil International Finance B.V. 4.563%, 04/24/2023		400,000	403,080	0.16
Russian Standard Ltd. 13.000%, 10/27/2022(7)		4,624,315	2,220,596	0.86
Severstal OAO Via Steel Capital S.A. 5.900%, 10/17/2022		855,000	924,871	0.36
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		455,000	494,813	0.19
Vnesheconombank Via VEB Finance PLC 6.025%, 07/05/2022		480,000	510,346	0.20
VTB Bank OJSC Via VTB Capital S.A. 6.950%, 10/17/2022		5,260,000	5,693,950	2.21
			23,273,193	9.03
Saudi Arabia (Cost $302,040)
SABIC Capital II B.V. 2.625%, 10/03/2018		300,000	301,926	0.12
			301,926	0.12
Singapore (Cost $256,596)
SingTel Group Treasury Pte. Ltd. 2.375%, 09/08/2017		255,000	256,100	0.10
			256,100	0.10
South Africa (Cost $1,699,747)
MTN Mauritius Investments Ltd. 4.755%, 11/11/2024		1,105,000	1,040,081	0.40
Myriad International Holdings B.V. 5.500%, 07/21/2025		610,000	621,993	0.24
			1,662,074	0.64

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Thailand (Cost $764,466)
PTT Global Chemical PCL 4.250%, 09/19/2022		730,000	$760,300	0.29
			760,300	0.29
Turkey (Cost $542,500)
Yuksel Insaat A.S. 9.500%, 11/10/2015(3)(4)		535,000	121,370	0.05
			121,370	0.05
Ukraine (Cost $22,071,470)
Avangardco Investments Public Ltd. 10.000%, (25% Cash), 10/29/2018(7)		827,271	256,620	0.10
DTEK Finance PLC 10.750%, (100% Cash), 12/31/2024(7)		10,147,692	9,612,513	3.73
Ferrexpo Finance PLC 10.375%, 04/07/2019		1,578,000	1,641,436	0.64
Metinvest B.V., FRN 10.500%, (99% Cash), 11/28/2017(7)		3,456,458	3,387,329	1.31
Metinvest B.V., FRN 8.750%, (100% Cash), 02/14/2018(7)		3,834,950	3,711,940	1.44
MHP S.A. 8.250%, 04/02/2020		3,135,000	3,087,975	1.20
UkrLandFarming PLC 10.875%, 03/26/2018		2,507,512	749,119	0.29
			22,446,932	8.71
United Arab Emirates (Cost $7,077,828)
Abu Dhabi National Energy Co. PJSC 2.500%, 01/12/2018		215,000	215,876	0.09
Abu Dhabi National Energy Co. PJSC 5.875%, 12/13/2021		470,000	522,927	0.20
Abu Dhabi National Energy Co. PJSC 4.375%, 06/22/2026		300,000	305,937	0.12
ADCB Finance Cayman Ltd. 4.500%, 03/06/2023		235,000	240,638	0.09
ADCB Finance Cayman Ltd., FRN 3.125%, 05/28/2023		400,000	401,000	0.16
DP World Ltd. 3.250%, 05/18/2020		490,000	496,635	0.19
DP World Ltd. 6.850%, 07/02/2037		310,000	341,943	0.13
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	550,000	691,900	0.27
EMG Sukuk Ltd. 4.564%, 06/18/2024		825,000	850,273	0.33
MAF Global Securities Ltd. 4.750%, 05/07/2024		640,000	668,646	0.26
National Bank of Abu Dhabi PJSC, FRN 5.250%, 06/17/2020		910,000	921,375	0.36
Sukuk Funding No. 3 Ltd. 4.348%, 12/03/2018		1,185,000	1,217,642	0.47
			6,874,792	2.67
United States (Cost $284,200)
Empresa Electrica Angamos S.A. 4.875%, 05/25/2029		290,000	281,505	0.11
			281,505	0.11
Venezuela (Cost $12,889,814)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		2,612,000	2,442,220	0.95
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		300,000	261,450	0.10
Petroleos de Venezuela S.A. 8.500%, 10/27/2020		9,852,000	7,635,300	2.96
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		6,261,093	3,160,600	1.23
			13,499,570	5.24
Total Debt Securities (Cost $230,629,756)			225,475,445	87.49

Bank Loans

China (Cost $39,677)
Far East Energy Bermuda Ltd. 10.000%, 03/29/2016(4)(6)		89,943	—	—
Far East Energy Bermuda Ltd. 25.000%, 03/29/2016(4)(6)		39,677	—	—
			—	—
Czech Republic (Cost $362,933)
New World Resources N.V. 8.500%, 10/07/2016(4)(6)	EUR	321,678	—	—
			—	—

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Nigeria (Cost $1,031,130)
Seven Energy Ltd., FRN 10.750%, 06/30/2020		1,085,453	$665,057	0.26
			665,057	0.26
Sierra Leone (Cost $998,979)
Africell Holding SAL, FRN 8.630%, 04/16/2019		1,031,250	980,410	0.38
			980,410	0.38
United Arab Emirates (Cost $12,371,551)
DP World Ltd. 3.750%, 09/30/2022		9,316,610	7,872,536	3.06
DP World Ltd. 4.750%, 09/30/2022		445,057	369,397	0.14
Dubai Drydocks World LLC, FRN 4.000%, 10/18/2017	EUR	1,104,957	954,241	0.37
Dubai Drydocks World LLC, FRN 4.630%, 10/18/2017		1,779,722	1,423,777	0.55
Dubai Drydocks World LLC 0.100%, 10/18/2027		6,758,421	1,216,516	0.47
			11,836,467	4.59
Total Bank Loans (Cost $14,804,270)			13,481,934	5.23

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

Czech Republic (Cost $1,093,253)
New World Resources PLC*	GBP	36,580,138	$1	—
			1	—
Mexico (Cost $2,989)
Corp. GEO S.A.B. de C.V.*	MXN	7,952	1,624	—
			1,624	—
Total Equity Securities (Cost $1,096,242)			1,625	—

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $3,926)
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92*(2)(5)(6)		186,955	$—	—

Mexico (Cost $—)
Corp. GEO S.A.B. de C.V., Exp. 07/31/2022, Strike Price $9.75*(6)	MXN	13,777	—	—

Total Warrants (Cost $3,926)			—	—

Total Investments (Total Cost $246,534,194)			238,959,004	92.72

Other Assets Less Liabilities			18,775,499	7.28

Net Assets			$257,734,503	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Issuer has defaulted on terms of debt obligation.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

(4)	Maturity has been extended under the terms of a plan of reorganization.
(5)	Restricted security that has been deemed illiquid. At January 31, 2017, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016	01/14/2013-07/24/2015	$279,057
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92	01/14/2013	3,926
New World Resources N.V., 16.697%, 10/07/2020	10/07/2014	—

(6)	Security has been deemed worthless and is a Level 3 investment.
(7)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(8)	Zero coupon bond - interest rate reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

At January 31, 2017, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/24/2017	HSBC Bank	United States Dollar	935,350	British Pound	767,587	$(30,650)
02/24/2017	Credit Suisse	United States Dollar	3,974,053	Euro	3,720,205	(45,211)

Total						$(75,861)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$215,184,826	$2,400	$215,187,226
Corporate Convertible Bonds	—	807,998	—	807,998
Financial Certificates	—	6,374,615	—	6,374,615
Government Agencies	—	3,105,606	—	3,105,606

Total Debt Securities	—	225,473,045	2,400	225,475,445
Bank Loans
Nigeria	—	665,057	—	665,057
Sierra Leone	—	—	980,409	980,409
United Arab Emirates	—	—	11,836,467	11,836,467

Total Bank Loans	—	665,057	12,816,876	13,481,933
Common Stock
Czech Republic	—	—	1	1
Mexico	—	1,625	—	1,625

Total Common Stock	—	1,625	1	1,626
Warrants	—	—	—	—

Total Investments	$—	$226,139,727	$12,819,277	$238,959,004

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(75,861)	$—	$(75,861)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2017, the Fund had transfers into Level 3 as disclosed below:

Transfers from Level 1 to Level 2
Country	Value	Reason
Common Stocks
Mexico	$1,624	Volume-based policy implemented in the current period.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Category and Subcategory	Beginning Balance at 10/31/2016	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 1/31/2017	Change in Unrealized Appreciation (Depreciation) from Investments still held at 1/31/2017
Investments, at value
Corporate Bonds
China	$4,800	$—	$—	$—	$—	$(2,400)	$—	$—	$2,400	$(2,400)
Czech Republic	—	—	—	(4,708)	(930)	5,638	—	—	—	5,638
Bank Loans
Sierra Leone	1,109,250	3,469	—	(93,750)	3,042	(41,602)	—	—	980,409	(41,602)
United Arab Emirates	11,891,923	184,916	60,287	(83,239)	10,582	(228,002)	—	—	11,836,467	(228,002)
Common Stock
Czech Republic	1	—	—	—	—	—	—	—	1	—
Warrants
China	—	—	—	—	—	—	—	—	—	—
Mexico	—	—	—	—	—	—	—	—	—	—

Total	$13,005,974	$188,385	$60,287	$(181,697)	$12,694	$(266,366)	$—	$—	$12,819,277	$(266,366)

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2017.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 1/31/2017	Valuation Technique	Unobservable Input	Actual
Corporate Bonds	$2,400	Broker quote	Inputs to broker model	N/A
Bank Loans	12,816,876	Broker quote	Inputs to broker model	N/A
		Discount from
Common Stock	1	Last traded price	Discount percentage	100%

Total	$12,819,277

At January 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$249,704,682

Gross tax appreciation of investments	7,444,526
Gross tax depreciation of investments	(18,190,204)

Net tax depreciation of investments	$(10,745,678)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $3,967,559)
Angola (Rep of) Via Northern Lights III B.V. 7.000%, 08/16/2019		3,980,625	$4,058,406	2.68
			4,058,406	2.68
Azerbaijan (Cost $863,858)
International Bank of Azerbaijan OJSC 5.625%, 06/11/2019		900,000	901,683	0.60
			901,683	0.60
Bangladesh (Cost $459,250)
Banglalink Digital Communications Ltd. 8.625%, 05/06/2019		450,000	471,375	0.31
			471,375	0.31
Barbados (Cost $4,053,245)
Columbus Cable Barbados Ltd. 7.375%, 03/30/2021		3,830,000	4,069,375	2.69
			4,069,375	2.69
Belarus (Cost $292,993)
Belarus (Rep of) 8.950%, 01/26/2018		300,000	308,160	0.20
			308,160	0.20
Brazil (Cost $31,890,128)
Andrade Gutierrez International S.A. 4.000%, 04/30/2018		1,780,000	1,610,900	1.06
Braskem Finance Ltd. 5.750%, 04/15/2021		1,500,000	1,582,500	1.04
Itau Unibanco Holding S.A. 5.750%, 01/22/2021		1,640,000	1,727,248	1.14
Marfrig Holdings Europe B.V. 6.875%, 06/24/2019		4,480,000	4,679,360	3.09
Marfrig Holdings Europe B.V. 11.250%, 09/20/2021		500,000	492,500	0.33
Petrobras Global Finance B.V. 5.875%, 03/01/2018		525,000	543,952	0.36
Petrobras Global Finance B.V. 3.000%, 01/15/2019		2,600,000	2,593,500	1.71
Petrobras Global Finance B.V. 7.875%, 03/15/2019		500,000	545,750	0.36
Petrobras Global Finance B.V. 5.750%, 01/20/2020		5,900,000	6,144,850	4.05
Petrobras Global Finance B.V. 5.375%, 01/27/2021		3,800,000	3,824,890	2.52
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		1,699,289	1,639,813	1.08
QGOG Constellation S.A. 6.250%, 11/09/2019		1,500,000	1,125,000	0.74
Vale Overseas Ltd. 5.625%, 09/15/2019		875,000	934,063	0.62
Vale Overseas Ltd. 4.625%, 09/15/2020		1,300,000	1,348,750	0.89
Vale Overseas Ltd. 5.875%, 06/10/2021		4,785,000	5,119,950	3.38
			33,913,026	22.37
Chile (Cost $445,051)
Corp. Nacional del Cobre de Chile 7.500%, 01/15/2019		400,000	440,368	0.29
			440,368	0.29
China (Cost $4,768,958)
China Hongqiao Group Ltd. 6.875%, 05/03/2018		400,000	411,428	0.27
CIFI Holdings Group Co. Ltd. 7.750%, 06/05/2020		300,000	323,577	0.21
ICBC Standard Bank PLC 8.125%, 12/02/2019		900,000	992,025	0.66
Kaisa Group Holdings Ltd. 7.560%, 12/31/2019(2)		1,643,278	1,575,575	1.04
Kaisa Group Holdings Ltd. 7.560%, 06/30/2020(2)		1,737,496	1,649,197	1.09
			4,951,802	3.27
Colombia (Cost $2,872,359)
Millicom International Cellular S.A. 6.625%, 10/15/2021		2,785,000	2,910,325	1.92
			2,910,325	1.92
Ecuador (Cost $15,267,257)
Ecuador (Rep of) 10.500%, 03/24/2020		8,240,000	9,002,200	5.94
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 6.627%, 09/24/2019		7,998,158	8,155,722	5.38
			17,157,922	11.32

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Jamaica (Cost $8,398,720)
Digicel Group Ltd. 8.250%, 09/30/2020		9,500,000	$8,419,375	5.55
			8,419,375	5.55
Kazakhstan (Cost $12,943,673)
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021		1,670,000	1,787,234	1.18
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	2,355,000	2,483,751	1.64
Kazkommertsbank JSC 8.500%, 05/11/2018		1,205,000	1,177,097	0.78
Zhaikmunai LLP 6.375%, 02/14/2019		4,400,000	4,310,328	2.84
Zhaikmunai LLP 7.125%, 11/13/2019		3,800,000	3,733,500	2.46
			13,491,910	8.90
Mexico (Cost $1,213,813)
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		450,000	475,875	0.31
Petroleos Mexicanos, FRN 4.607%, 03/11/2022(3)		740,000	768,675	0.51
			1,244,550	0.82
Russian Federation (Cost $20,477,545)
Alfa Bank AO Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		1,120,000	1,218,000	0.80
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		850,000	881,280	0.58
Credit Bank of Moscow Via CBOM Finance PLC 8.700%, 11/13/2018		5,390,000	5,594,130	3.69
GTH Finance B.V. 6.250%, 04/26/2020		6,000,000	6,337,200	4.18
Lukoil International Finance B.V. 6.125%, 11/09/2020		200,000	217,032	0.14
Metalloinvest Finance DAC 5.625%, 04/17/2020		200,000	209,500	0.14
Sistema JSFC via Sistema International Funding S.A. 6.950%, 05/17/2019		845,000	898,610	0.59
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		3,390,000	3,538,313	2.34
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		970,000	1,083,975	0.72
VimpelCom Holdings B.V. 5.200%, 02/13/2019		600,000	620,220	0.41
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		134,000	136,846	0.09
Vnesheconombank Via VEB Finance PLC 4.224%, 11/21/2018		200,000	203,000	0.13
			20,938,106	13.81
South Africa (Cost $4,273,009)
Eskom Holdings SOC Ltd. 5.750%, 01/26/2021		4,420,000	4,403,602	2.91
			4,403,602	2.91
Ukraine (Cost $6,962,316)
Ferrexpo Finance PLC 10.375%, 04/07/2019		2,570,000	2,673,314	1.76
Metinvest B.V., FRN 10.500%, 11/28/2017, (100% Cash),(2)		157,112	153,970	0.10
MHP S.A. 8.250%, 04/02/2020		4,600,000	4,531,000	2.99
			7,358,284	4.85

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Venezuela (Cost $11,919,806)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		994,900	$930,232	0.61
Petroleos de Venezuela S.A. 8.500%, 10/27/2020		14,781,000	11,455,275	7.56
			12,385,507	8.17
Total Debt Securities (Cost $131,069,540)			137,423,776	90.66

Bank Loans

United Arab Emirates (Cost $3,668,914)
DP World Ltd. 3.750%, 09/30/2022		4,336,784	3,664,582	2.42

Total Bank Loans (Cost $3,668,914)			3,664,582	2.42

Total Investments (Total Cost $134,738,454)			141,088,358	93.08

Other Assets Less Liabilities			10,490,117	6.92
Net Assets			$151,578,475	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At January 31, 2017, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/24/2017	Barclays	United States Dollar	2,533,472	Euro	2,370,766	$(27,875)

Total						$(27,875)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$107,062,901	$—	$107,062,901
Government Agencies	—	16,992,109	—	16,992,109
Government Bonds	—	13,368,766	—	13,368,766

Total Debt Securities	—	137,423,776	—	137,423,776
Bank Loans	—	—	3,664,582	3,664,582

Total Investments	$—	$137,423,776	$3,664,582	$141,088,358

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(27,875)	$—	$(27,875)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2016.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2017:

Category and Subcategory	Beginning Balance at 10/31/2016	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 1/31/2017	Change in Unrealized Appreciation (Depreciation) from Investments still held at 1/31/2017
Investments, at value
Bank Loans	$3,619,390	$23,947	$25,788	$(23,610)	$2,826	$16,241	$—	$—	$3,664,582	$16,241

Total	$3,619,390	$23,947	$25,788	$(23,610)	$2,826	$16,241	$—	$—	$3,664,582	$16,241

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2017.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 1/31/2017	Valuation Technique	Unobservable Input
Bank Loans	$3,664,582	Broker quote	Inputs to broker model

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

At January 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$134,738,454

Gross tax appreciation of investments	6,500,859
Gross tax depreciation of investments	(150,955)

Net tax appreciation of investments	$6,349,904

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

ASHMORE EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Investment Companies

Ashmore Emerging Markets Frontier Equity Fund(2)		123,347	$1,175,495	19.68
Ashmore Emerging Markets Small-Cap Equity Fund(2)		103,589	1,156,048	19.35
Ashmore Emerging Markets Value Fund(2)		403,446	3,473,671	58.16
Total Investment Companies (Cost $5,192,659)			5,805,214	97.19

Total Investments (Total Cost $5,192,659)			5,805,214	97.19

Other Assets Less Liabilities			168,000	2.81

Net Assets			$5,973,214	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below. (2) Investment in affiliated fund.

Percentages shown are based on net assets.

At January 31, 2017, the Fund’s percentages of ownership of other funds were as follows:

Ashmore Mutual Fund	Percentage
Emerging Markets Frontier Equity Fund	2.2%
Emerging Markets Small-Cap Equity Fund	3.6%
Emerging Markets Value Fund	30.6%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining their fair market value of investments.

ASHMORE EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Opportunities Fund’s investments, which are carried at fair value, as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Investment Companies	$—	$5,805,214	$—	$5,805,214

Total Investments	$—	$5,805,214	$—	$5,805,214

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2016.

At January 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$5,192,792

Gross tax appreciation of investments	612,422
Gross tax depreciation of investments	—

Net tax appreciation of investments	$612,422

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $257,887)
Banco do Brasil S.A.*	BRL	5,300	$52,326	0.53
Kroton Educacional S.A.	BRL	27,800	119,189	1.19
Vale S.A. ADR*		11,889	121,030	1.21
			292,545	2.93
China (Cost $2,485,741)
Alibaba Group Holding Ltd. ADR*		5,816	589,219	5.89
Anhui Conch Cement Co. Ltd., Class H	HKD	36,000	116,692	1.17
China Construction Bank Corp., Class H	HKD	255,000	190,620	1.91
China Mobile Ltd.	HKD	40,500	458,560	4.59
Hengan International Group Co. Ltd.	HKD	25,500	209,517	2.10
Ping An Insurance Group Co. of China Ltd., Class H	HKD	113,000	584,013	5.84
Tencent Holdings Ltd.	HKD	13,900	366,181	3.66
			2,514,802	25.16
Hong Kong (Cost $104,981)
AIA Group Ltd.	HKD	16,800	104,582	1.05
			104,582	1.05
India (Cost $633,417)
Axis Bank Ltd. GDR (Registered)		14,081	485,795	4.86
Infosys Ltd. ADR		10,129	139,476	1.40
			625,271	6.26
Indonesia (Cost $358,206)
Bank Mandiri Persero Tbk PT	IDR	114,200	93,225	0.93
Telekomunikasi Indonesia Persero Tbk PT	IDR	802,500	232,591	2.33
			325,816	3.26
Mexico (Cost $381,215)
Fibra Uno Administracion S.A. de C.V.	MXN	30,700	43,900	0.44
Fomento Economico Mexicano S.A.B. de C.V. ADR		1,304	98,100	0.98
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	43,300	207,535	2.08
			349,535	3.50
Peru (Cost $105,756)
Credicorp Ltd.		700	114,576	1.15
			114,576	1.15
Russian Federation (Cost $505,882)
Novatek PJSC GDR (Registered)		389	49,248	0.49
Rosneft Oil Co. PJSC GDR (Registered)		22,612	149,352	1.49
Sberbank of Russia PJSC ADR		4,348	50,698	0.51
X5 Retail Group N.V. GDR (Registered)*		9,206	308,861	3.09
			558,159	5.58
South Africa (Cost $758,733)
FirstRand Ltd.	ZAR	86,860	323,590	3.24
Naspers Ltd., Class N	ZAR	2,132	338,247	3.38
Standard Bank Group Ltd.	ZAR	8,567	91,500	0.92
			753,337	7.54
South Korea (Cost $1,413,796)
GS Retail Co. Ltd.	KRW	2,341	104,752	1.05
Korea Electric Power Corp. ADR		9,663	177,219	1.77
LG Household & Health Care Ltd.	KRW	132	99,843	1.00
Lotte Chemical Corp.	KRW	970	314,263	3.15
Samsung Electronics Co. Ltd. GDR(2)		568	483,084	4.83
Samsung Life Insurance Co. Ltd.	KRW	3,403	325,044	3.25
			1,504,205	15.05

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets

Taiwan (Cost $834,565)
Cathay Financial Holding Co. Ltd.	TWD	128,000	$193,964	1.94
Eclat Textile Co. Ltd.	TWD	19,000	196,995	1.97
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	35,000	207,123	2.07
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		7,992	247,033	2.47
			845,115	8.45
Total Common Stock (Cost $7,840,179)			7,987,943	79.93

Preferred Stock

Brazil (Cost $645,793)
Petroleo Brasileiro S.A.*	BRL	90,700	432,329	4.33
Petroleo Brasileiro S.A. ADR*		20,335	193,386	1.93
			625,715	6.26
South Korea (Cost $52,510)
Samsung Electronics Co. Ltd.	KRW	38	51,371	0.52
			51,371	0.52
Total Preferred Stock (Cost $698,303)			677,086	6.78

Equity-Linked Securities

India (Cost $291,500)
Maruti Suzuki India Ltd., Issued by Citigroup Global Markets		3,685	320,146	3.20
			320,146	3.20
Total Equity-Linked Securities (Cost $291,500)			320,146	3.20
Total Investments (Total Cost $8,829,982)			8,985,175	89.91
Other Assets Less Liabilities			1,008,582	10.09
Net Assets			$9,993,757	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

At January 31, 2017, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	9.8%
Consumer Staples	8.2
Energy	8.3
Financials	28.2
Information Technology	20.8
Materials	5.5
Real Estate	0.4
Telecommunication Services	6.9
Utilities	1.8

Total Investments	89.9
Other Assets Less Liabilities	10.1
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETSACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS  (CONTINUED)

As of January 31, 2017 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments, which are carried at fair value, as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Brazil	$292,545	$—	$—	$292,545
China	2,514,802	—	—	2,514,802
Hong Kong	104,582	—	—	104,582
India	625,271	—	—	625,271
Indonesia	325,816	—	—	325,816
Mexico	349,535	—	—	349,535
Peru	114,576	—	—	114,576
Russian Federation	558,159	—	—	558,159
South Africa	753,337	—	—	753,337
South Korea	1,504,205	—	—	1,504,205
Taiwan	845,115	—	—	845,115

Total Common Stock	7,987,943	—	—	7,987,943
Preferred Stock
Brazil	625,715	—	—	625,715
South Korea	51,371	—	—	51,371

Total PreferredStock	677,086	—	—	677,086
Equity-Linked Securities
India	—	320,146	—2	320,146

Total Investments	$8,665,029	$320,146	$—	$8,985,175

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. From the Fund’s commencement of operation on October 31, 2016 through January 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 classifications.

At January 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$8,888,244

Gross tax appreciation of investments	343,360
Gross tax depreciation of investments	(246,429)

Net tax appreciation of investments	$96,931

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $2,464,560)
Adecoagro S.A.*		66,653	$771,175	2.37
Grupo Supervielle S.A. ADR*		50,600	745,338	2.30
IRSA Inversiones y Representaciones S.A. ADR*		28,130	603,670	1.86
Pampa Energia S.A. ADR*		24,273	1,127,238	3.47
			3,247,421	10.00
Brazil (Cost $2,082,651)
Banco ABC Brasil S.A.*	BRL	3,189	16,749	0.05
Iochpe-Maxion S.A.	BRL	65,800	271,252	0.84
MRV Engenharia e Participacoes S.A.	BRL	102,400	414,656	1.28
Rumo Logistica Operadora Multimodal S.A.*	BRL	388,000	923,487	2.84
SLC Agricola S.A.	BRL	69,500	362,156	1.11
Tupy S.A.*	BRL	73,300	277,280	0.85
			2,265,580	6.97
Chile (Cost $598,455)
Vina Concha y Toro S.A.	CLP	374,396	608,778	1.87
			608,778	1.87
China (Cost $9,455,532)
Angang Steel Co. Ltd., Class H*	HKD	434,000	334,496	1.03
BBMG Corp., Class H	HKD	831,000	321,308	0.99
Bitauto Holdings Ltd. ADR*		21,543	420,088	1.29
Boer Power Holdings Ltd.	HKD	486,000	185,408	0.57
China Lesso Group Holdings Ltd.	HKD	973,000	667,151	2.05
China Machinery Engineering Corp., Class H	HKD	555,000	358,369	1.10
China State Construction International Holdings Ltd.	HKD	254,000	415,100	1.28
Far East Horizon Ltd.	HKD	483,000	441,983	1.36
Goodbaby International Holdings Ltd.	HKD	705,000	307,118	0.95
Greatview Aseptic Packaging Co. Ltd.	HKD	241,000	113,994	0.35
Huadian Fuxin Energy Corp. Ltd., Class H	HKD	1,116,000	260,341	0.80
Ju Teng International Holdings Ltd.	HKD	1,841,000	595,563	1.83
Li Ning Co. Ltd.*	HKD	469,000	299,211	0.92
Longfor Properties Co. Ltd.	HKD	330,000	477,207	1.47
Minth Group Ltd.	HKD	142,000	461,199	1.42
Nexteer Automotive Group Ltd.	HKD	353,000	439,493	1.35
Nine Dragons Paper Holdings Ltd.	HKD	405,000	468,739	1.44
Rici Healthcare Holdings Ltd.*(2)	HKD	975,000	240,015	0.74
Shenzhen Investment Ltd.	HKD	1,552,000	634,090	1.95
Sinovac Biotech Ltd.*		29	163	—
Tarena International, Inc. ADR		35,725	528,373	1.63
Technovator International Ltd.	HKD	306,000	118,710	0.37
Xinchen China Power Holdings Ltd.*	HKD	981,000	155,516	0.48
			8,243,635	25.37
Colombia (Cost $561,145)
Gran Tierra Energy, Inc.*		213,500	550,830	1.70
			550,830	1.70
Indonesia (Cost $889,273)
AKR Corporindo Tbk PT	IDR	480,200	240,055	0.74
Bank Tabungan Negara Persero Tbk PT	IDR	3,505,600	500,143	1.54
Berlian Laju Tanker Tbk PT*(3)	IDR	4,428,000	—	—
Kino Indonesia Tbk PT	IDR	168,600	37,502	0.11
			777,700	2.39

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Malaysia (Cost $146,411)
Dialog Group Bhd.	MYR	424,900	$146,765	0.45
			146,765	0.45
Mexico (Cost $2,046,063)
Alpek S.A.B. de C.V.	MXN	323,500	372,156	1.15
Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR*		13,800	187,266	0.58
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Series A*	MXN	42,100	57,113	0.18
Grupo Elektra S.A.B. de C.V.	MXN	12,910	167,381	0.51
Grupo Lamosa S.A.B. de C.V.	MXN	100,480	168,643	0.52
Grupo Simec S.A.B. de C.V., Series B*	MXN	67,162	311,921	0.96
PLA Administradora Industrial S. de R.L. de C.V.*	MXN	260,600	360,530	1.11
Vitro S.A.B. de C.V., Series A	MXN	108,858	339,309	1.04
			1,964,319	6.05
Peru (Cost $248,319)
Volcan Cia Minera S.A.A., Class B	PEN	1,392,196	349,007	1.07
			349,007	1.07
Philippines (Cost $284,243)
Century Properties Group, Inc.	PHP	10,027,001	108,803	0.34
			108,803	0.34
Russian Federation (Cost $988,024)
Aeroflot PJSC*	RUB	246,060	712,431	2.19
LSR Group PJSC GDR (Registered)		184,680	685,163	2.11
			1,397,594	4.30
South Africa (Cost $639,959)
JSE Ltd.	ZAR	53,352	638,799	1.97
			638,799	1.97
South Korea (Cost $2,887,070)
AfreecaTV Co. Ltd.	KRW	13,060	250,614	0.77
Cosmax, Inc.	KRW	5,881	662,947	2.04
DuzonBizon Co. Ltd.	KRW	11,729	232,138	0.71
Hyundai Mipo Dockyard Co. Ltd.*	KRW	5,191	256,401	0.79
Interpark Corp.	KRW	16,156	127,207	0.39
Modetour Network, Inc.	KRW	6,316	177,452	0.55
Soulbrain Co. Ltd.	KRW	3,658	169,978	0.52
Viatron Technologies, Inc.	KRW	33,425	648,596	2.00
			2,525,333	7.77
Taiwan (Cost $3,412,331)
AcBel Polytech, Inc.	TWD	417,000	313,954	0.97
Altek Corp.	TWD	39,900	30,931	0.10
Chipbond Technology Corp.	TWD	339,000	490,450	1.51
Egis Technology, Inc.*	TWD	111,244	933,362	2.87
Fulgent Sun International Holding Co. Ltd.	TWD	399,000	790,465	2.43
Merry Electronics Co. Ltd.	TWD	78,000	323,486	1.00
MPI Corp.	TWD	196,000	644,038	1.98
On-Bright Electronics, Inc.	TWD	92,000	638,359	1.96
			4,165,045	12.82
Thailand (Cost $457,948)
Supalai PCL (Registered)	THB	769,200	528,675	1.63
			528,675	1.63

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Turkey (Cost $262,155)
Turkiye Sinai Kalkinma Bankasi A.S.	TRY	683,706	$260,932	0.80
			260,932	0.80
Total Common Stock (Cost $27,424,139)			27,779,216	85.50

Preferred Stock

Brazil (Cost $1,131,091)
Banco ABC Brasil S.A.*	BRL	73,060	383,721	1.18
Bradespar S.A.*	BRL	61,400	405,293	1.25
Gol Linhas Aereas Inteligentes S.A. ADR*		12,633	250,513	0.77
Metalurgica Gerdau S.A.*	BRL	359,300	640,813	1.97
			1,680,340	5.17
Colombia (Cost $753,931)
Avianca Holdings S.A. ADR		72,747	618,349	1.90
			618,349	1.90
Total Preferred Stock (Cost $1,885,022)			2,298,689	7.07

Right

Brazil (Cost $—)
Iochpe Maxion S.A.*	BRL	21,846	2,773	0.01
			2,773	0.01

Total Right (Cost $—)			2,773	0.01

Equity-Linked Securities

India (Cost $1,877,038)
Balrampur Chini Mills Ltd., Issued by Merrill Lynch		282,625	590,286	1.82
International & Co.
Claris Lifesciences Ltd., Issued by JP Morgan Structured		91,631	402,410	1.24
Products
Gujarat Pipavav Port Ltd., Issued by Merrill Lynch		185,397	382,435	1.18
International & Co.
MT Educare Ltd., Issued by Merrill Lynch		137,117	264,048	0.81
International & Co.
Persistent Systems Ltd., Issued by JP Morgan Structured		51,196	448,649	1.38
Products
			2,087,828	6.43
Total Equity-Linked Securities (Cost $1,877,038)			2,087,828	6.43

Total Investments (Total Cost $31,186,199)			32,168,506	99.01

Other Assets Less Liabilities			321,875	0.99

Net Assets			$32,490,381	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security has been deemed worthless and is a Level 3 investment.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

Percentages shown are based on net assets.

At January 31, 2017, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	13.1%
Consumer Staples	9.3
Energy	1.7
Financials	9.7
Health Care	2.0
Industrials	18.9
Information Technology	17.7
Materials	11.8
Real Estate	10.5
Utilities	4.3

Total Investments	99.0
Other Assets Less Liabilities	1.0
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

The following is a summary of the inputs used in valuing theAshmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$3,247,421	$—	$—	$3,247,421
Brazil	2,248,831	16,749	—	2,265,580
Chile	608,778	—	—	608,778
China	8,243,635	—	—	8,243,635
Colombia	550,830	—	—	550,830
Indonesia	777,700	—	—	777,700
Malaysia	146,765	—	—	146,765
Mexico	1,795,676	168,643	—	1,964,319
Peru	349,007	—	—	349,007
Philippines	108,803	—	—	108,803
Russian Federation	1,397,594	—	—	1,397,594
South Africa	638,799	—	—	638,799
South Korea	2,525,333	—	—	2,525,333
Taiwan	4,165,045	—	—	4,165,045
Thailand	528,675	—2	—	528,675
Turkey	260,932	—	—	260,932

Total Common Stock	27,593,824	185,392	—	27,779,216
Preferred Stock
Brazil	1,680,340	—	—	1,680,340
Colombia	618,349	—	—	618,349

Total Preferred Stock	2,298,689	—	—	2,298,689
Right
Brazil	2,773	—	—	2,773

Equity-Linked Securities
India	—	2,087,828	—	2,087,828

Total Investments	$29,895,286	$2,273,220	$—	$32,168,506

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2016.

At January 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$31,712,440

Gross tax appreciation of investments	4,021,046
Gross tax depreciation of investments	(3,564,980)

Net tax appreciation of investments	$456,066

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $5,333,937)
Banco Macro S.A. ADR		30,036	$2,256,905	3.81
Grupo Financiero Galicia S.A. ADR		68,079	2,115,214	3.58
Pampa Energia S.A. ADR*		24,552	1,140,195	1.93
YPF S.A. ADR		69,949	1,515,795	2.56
			7,028,109	11.88
Bangladesh (Cost $385,134)
BRAC Bank Ltd.	BDT	653,820	556,775	0.94
			556,775	0.94
Egypt (Cost $2,428,810)
Commercial International Bank Egypt S.A.E.	EGP	478,634	1,930,701	3.26
Integrated Diagnostics Holdings PLC(2)		137,416	352,472	0.60
			2,283,173	3.86
Georgia (Cost $1,718,795)
BGEO Group PLC	GBP	47,749	1,778,020	3.00
Georgia Healthcare Group PLC*(2)	GBP	10,743	45,950	0.08
			1,823,970	3.08
Kazakhstan (Cost $989,943)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)*		177,188	1,036,550	1.75
			1,036,550	1.75
Kenya (Cost $3,911,060)
KCB Group Ltd.	KES	4,995,100	1,106,814	1.87
Kenya Electricity Generating Co. Ltd.*	KES	9,725,920	487,233	0.82
Safaricom Ltd.	KES	8,356,800	1,489,410	2.52
			3,083,457	5.21
Kuwait (Cost $5,866,394)
Agility Public Warehousing Co. K.S.C.	KWD	265,863	645,256	1.09
Mabanee Co. S.A.K.	KWD	553,775	1,616,464	2.74
Mobile Telecommunications Co. K.S.C.	KWD	426,987	693,206	1.17
National Bank of Kuwait S.A.K.P.	KWD	1,304,894	3,124,213	5.28
National Gulf Holding*(3)	KWD	167,302	—	—
			6,079,139	10.28
Mauritius (Cost $1,200,885)
MCB Group Ltd.	MUR	193,700	1,209,603	2.04
			1,209,603	2.04
Nigeria (Cost $2,031,189)
Dangote Cement PLC	NGN	1,045,960	568,345	0.96
Guaranty Trust Bank PLC	NGN	9,985,251	774,633	1.31
United Bank for Africa PLC	NGN	39,461,362	616,140	1.04
			1,959,118	3.31
Oman (Cost $1,025,728)
Bank Muscat S.A.O.G.	OMR	991,467	1,189,606	2.01
			1,189,606	2.01
Pakistan (Cost $6,861,171)
D.G. Khan Cement Co. Ltd.	PKR	614,500	1,348,787	2.28
Engro Corp. Ltd.	PKR	200,100	641,798	1.09
Habib Bank Ltd.	PKR	641,800	1,597,565	2.70
K-Electric Ltd.*	PKR	6,200,000	615,238	1.04
Maple Leaf Cement Factory Ltd.	PKR	923,500	1,166,744	1.97
Oil & Gas Development Co. Ltd.	PKR	715,500	1,096,547	1.85
Pakistan Oilfields Ltd.	PKR	234,500	1,096,794	1.86
United Bank Ltd.	PKR	727,100	1,632,636	2.76
			9,196,109	15.55

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Peru (Cost $1,536,506)
Credicorp Ltd.		12,700	$2,078,736	3.51
			2,078,736	3.51
Philippines (Cost $2,076,904)
Cosco Capital, Inc.	PHP	8,664,100	1,598,241	2.70
First Gen Corp.	PHP	1,300,400	585,330	0.99
			2,183,571	3.69
Poland (Cost $599,164)
Kernel Holding S.A.	PLN	51,235	1,021,195	1.73
			1,021,195	1.73
Saudi Arabia (Cost $1,418,345)
Abdul Mohsen Al-Hokair Tourism and Development Co.	SAR	133,904	1,282,536	2.17
			1,282,536	2.17
Sri Lanka (Cost $3,199,098)
John Keells Holdings PLC	LKR	1,871,048	1,740,510	2.94
Sampath Bank PLC	LKR	569,182	1,001,458	1.70
			2,741,968	4.64
United Arab Emirates (Cost $6,903,734)
Agthia Group PJSC	AED	245,799	455,072	0.77
Aramex PJSC	AED	792,476	945,042	1.60
DP World Ltd.		91,556	1,730,408	2.92
Dubai Islamic Bank PJSC	AED	334,233	541,449	0.92
Emaar Properties PJSC	AED	967,779	1,957,744	3.31
Emirates NBD PJSC	AED	359,260	823,591	1.39
NMC Health PLC	GBP	77,086	1,581,649	2.67
			8,034,955	13.58
Vietnam (Cost $2,948,947)
Military Commercial Joint Stock Bank*	VND	2,045,756	1,281,286	2.17
Vietnam Dairy Products JSC	VND	283,390	1,618,117	2.73
			2,899,403	4.90
Total Common Stock (Cost $50,435,744)			55,687,973	94.13

Preferred Stock

Colombia (Cost $771,142)
Banco Davivienda S.A.	COP	78,547	844,889	1.43
			844,889	1.43
Total Preferred Stock (Cost $771,142)			844,889	1.43

Total Investments (Total Cost $51,206,886)			56,532,862	95.56

Other Assets Less Liabilities			2,623,751	4.44

Net Assets			$59,156,613	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

At January 31, 2017, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	2.2%
Consumer Staples	7.9
Energy	6.3
Financials	46.5
Health Care	3.3
Industrials	8.6
Materials	6.3
Real Estate	6.0
Telecommunication Services	3.7
Utilities	4.8

Total Investments	95.6
Other Assets Less Liabilities	4.4
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments, which are carried at fair value, as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$7,028,109	$—	$—	$7,028,109
Bangladesh	556,775	—	—	556,775
Egypt	2,283,173	—	—	2,283,173
Georgia	1,823,970	—	—	1,823,970
Kazakhstan	1,036,550	—	—	1,036,550
Kenya	3,083,457	—	—	3,083,457
Kuwait	6,079,139	—	—	6,079,139
Mauritius	1,209,603	—	—	1,209,603
Nigeria	1,959,118	—	—	1,959,118
Oman	1,189,606	—	—	1,189,606
Pakistan	9,196,109	—	—	9,196,109
Peru	2,078,736	—	—	2,078,736
Philippines	2,183,571	—	—	2,183,571
Poland	1,021,195	—	—	1,021,195
Saudi Arabia	1,282,536	—	—	1,282,536
Sri Lanka	2,741,968	—	—	2,741,968
United Arab Emirates	8,034,955	—	—	8,034,955
Vietnam	2,899,403	—	—	2,899,403

Total Common Stock	55,687,973	—	—	55,687,973
Preferred Stock	844,889	—	—	844,889

Total Investments	$56,532,862	$—	$—	$56,532,862

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2016.

At January 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$51,318,998

Gross tax appreciation of investments	7,621,305
Gross tax depreciation of investments	(2,407,441)

Net tax appreciation of investments	$5,213,864

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $793,241)
Grupo Financiero Galicia S.A. ADR		5,209	$161,844	1.42
Grupo Supervielle S.A. ADR*		8,900	131,097	1.15
Pampa Energia S.A. ADR*		4,406	204,615	1.80
YPF S.A. ADR		18,714	405,532	3.56
			903,088	7.93
Brazil (Cost $598,253)
Banco do Brasil S.A.*	BRL	23,300	230,035	2.02
Cosan Ltd., Class A		24,900	203,682	1.79
Rumo Logistica Operadora Multimodal S.A.*	BRL	113,200	269,430	2.36
			703,147	6.17
China (Cost $2,884,697)
Alibaba Group Holding Ltd. ADR*		4,506	456,503	4.01
Angang Steel Co. Ltd., Class H*	HKD	180,000	138,731	1.22
Bitauto Holdings Ltd. ADR*		4,805	93,697	0.82
China Merchants Bank Co. Ltd., Class H	HKD	129,000	325,871	2.86
China Minsheng Banking Corp. Ltd., Class H	HKD	200	221	—
China State Construction International Holdings Ltd.	HKD	102,000	166,694	1.46
China Taiping Insurance Holdings Co. Ltd.*	HKD	30,200	66,636	0.59
CITIC Securities Co. Ltd., Class H	HKD	57,500	117,832	1.03
Far East Horizon Ltd.	HKD	108,000	98,828	0.87
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	HKD	22,000	54,044	0.47
Haitong Securities Co. Ltd., Class H	HKD	50,000	90,219	0.79
Ju Teng International Holdings Ltd.	HKD	438,500	141,855	1.25
Longfor Properties Co. Ltd.	HKD	185,500	268,248	2.35
Luye Pharma Group Ltd.	HKD	88,500	58,628	0.52
NetEase, Inc. ADR		454	115,271	1.01
Ping An Insurance Group Co. of China Ltd., Class H	HKD	63,500	328,184	2.88
Sunny Optical Technology Group Co. Ltd.	HKD	24,000	141,515	1.24
Technovator International Ltd.	HKD	50,000	19,397	0.17
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	HKD	59,200	99,495	0.87
			2,781,869	24.41
India (Cost $116,141)
Reliance Industries Ltd. GDR		3,983	123,473	1.08
			123,473	1.08
Indonesia (Cost $251,459)
Bank Negara Indonesia Persero Tbk PT	IDR	642,000	274,061	2.41
			274,061	2.41
Italy (Cost $116,092)
Telecom Argentina S.A. ADR		5,948	114,797	1.01
			114,797	1.01
Mexico (Cost $651,992)
Alpek S.A.B. de C.V.	MXN	112,700	129,651	1.14
Cemex S.A.B. de C.V. ADR (Participation Certificate)*		29,212	270,503	2.37
Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR*		7,900	107,203	0.94
Grupo Mexico S.A.B. de C.V., Series B	MXN	26,026	78,052	0.69
Ternium S.A. ADR		5,944	135,880	1.19
			721,289	6.33
Peru (Cost $111,937)
Volcan Cia Minera S.A.A., Class B	PEN	521,845	130,820	1.15
			130,820	1.15

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Philippines (Cost $244,452)
Ayala Corp.	PHP	15,960	$256,566	2.25
			256,566	2.25
Russian Federation (Cost $758,709)
Aeroflot PJSC*	RUB	103,140	298,627	2.62
Lukoil PJSC ADR		2,311	129,670	1.14
Sberbank of Russia PJSC	RUB	100,960	289,008	2.53
X5 Retail Group N.V. GDR (Registered)*		6,785	227,637	2.00
			944,942	8.29
South Africa (Cost $185,547)
FirstRand Ltd.	ZAR	27,353	101,901	0.89
JSE Ltd.	ZAR	6,860	82,137	0.72
			184,038	1.61
South Korea (Cost $1,746,846)
Cosmax, Inc.	KRW	2,635	297,036	2.61
Hana Financial Group, Inc.	KRW	9,438	279,786	2.46
Hyundai Mipo Dockyard Co. Ltd.*	KRW	1,951	96,366	0.85
POSCO	KRW	1,243	289,866	2.54
Samsung Electronics Co. Ltd.	KRW	125	212,224	1.86
Samsung Electronics Co. Ltd. GDR(2)		481	409,090	3.59
Silicon Works Co. Ltd.	KRW	4,247	116,764	1.02
SK Hynix, Inc.	KRW	8,973	414,637	3.64
			2,115,769	18.57
Taiwan (Cost $443,778)
Chipbond Technology Corp.	TWD	75,000	108,507	0.95
CTBC Financial Holding Co. Ltd.	TWD	81,000	45,996	0.40
Egis Technology, Inc.*	TWD	17,434	146,275	1.29
Largan Precision Co. Ltd.	TWD	2,000	283,928	2.49
Phison Electronics Corp.	TWD	13,000	102,437	0.90
			687,143	6.03
Turkey (Cost $253,648)
Turkiye Halk Bankasi A.S.	TRY	91,494	272,313	2.39
			272,313	2.39
United Arab Emirates (Cost $223,980)
Emaar Properties PJSC	AED	115,922	234,502	2.06
			234,502	2.06
Total Common Stock (Cost $9,380,772)			10,447,817	91.69

Preferred Stock

Brazil (Cost $107,765)
Gerdau S.A. ADR		34,771	133,173	1.17
			133,173	1.17
Colombia (Cost $214,311)
Banco Davivienda S.A.	COP	21,286	228,962	2.01
			228,962	2.01

Total Preferred Stock (Cost $322,076)			362,135	3.18

Equity-Linked Securities

India (Cost $847,696)
Adani Ports and Special Economic Zone Ltd., Issued by JP Morgan Structured Products B.V.		42,395	183,308	1.61

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
India - (continued)
Axis Bank Ltd., Issued by Merrill Lynch International & Co.		31,302	$215,001	1.88
Bharat Petroleum Corp. Ltd., Issued by JP Morgan Structured Products B.V.		13,960	140,258	1.23
Maruti Suzuki India Ltd., Issued by Merrill Lynch International & Co.		1,964	170,629	1.50
Shriram Transport Finance Co. Ltd., Issued by JP Morgan Structured Products B.V.		5,003	70,405	0.62
Tech Mahindra Ltd., Issued by JP Morgan Structured Products B.V.		24,474	163,124	1.43
			942,725	8.27
Total Equity-Linked Securities (Cost $847,696)			942,725	8.27

Total Investments (Total Cost $10,550,544)			11,752,677	103.14
Liabilities Less Other Assets			(357,461)	(3.14)

Net Assets			$11,395,216	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At January 31, 2017, the industry sectors for the Ashmore Emerging Markets Value Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	1.5%
Consumer Staples	4.6
Energy	8.8
Financials	32.2
Health Care	1.0
Industrials	10.7
Information Technology	25.7
Materials	11.4
Real Estate	4.4
Telecommunication Services	1.0
Utilities	1.8

Total Investments	103.1
Liabilities Less Other Assets	(3.1)
Net Assets	100.0%

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining their fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Value Fund’s investments, which are carried at fair value, as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$903,088	$—	$—	$903,088
Brazil	703,147	—	—	703,147
China	2,781,869	—	—	2,781,869
India	123,473	—	—	123,473
Indonesia	274,061	—	—	274,061
Italy	114,797	—	—	114,797
Mexico	721,289	—	—	721,289
Peru	130,820	—	—	130,820
Philippines	256,566	—	—	256,566
Russian Federation	944,942	—	—	944,942
South Africa	184,038	—	—	184,038
South Korea	2,115,769	—	—	2,115,769
Taiwan	687,143	—	—	687,143
Turkey	272,313	—	—	272,313
United Arab Emirates	234,502	—	—	234,502

Total Common Stock	10,447,817	—	—	10,447,817
Preferred Stock
Brazil	133,173	—	—	133,173
Colombia	228,962	—	—	228,962

Total Preferred Stock	362,135	—	—	362,135
Equity - Linked Securities
India	—	942,725	—	942,725

Total Investments	$10,809,952	$942,725	$—	$11,752,677

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2017 (Unaudited)

At January 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$10,769,036

Gross tax appreciation of investments	1,491,011
Gross tax depreciation of investments	(507,370)

Net tax appreciation of investments	$983,641

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 30, 2017

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	March 30, 2017